AST MFS GROWTH ALLOCATION PORTFOLIO
SCHEDULE OF INVESTMENTS	as of March 31, 2020 (unaudited)
	Shares	Value
Long-Term Investments — 79.9%
Common Stocks — 63.1%
Aerospace & Defense — 1.0%
Huntington Ingalls Industries, Inc.	1,728	$314,859
Kratos Defense & Security Solutions, Inc.*	13,457	186,245
L3Harris Technologies, Inc.	8,713	1,569,385
Lockheed Martin Corp.	1,861	630,786
Northrop Grumman Corp.	4,878	1,475,839
PAE, Inc.*(a)	34,682	225,086
United Technologies Corp.	7,969	751,716
		5,153,916
Airlines — 0.1%
Alaska Air Group, Inc.	3,539	100,755
Delta Air Lines, Inc.	4,993	142,450
Ryanair Holdings PLC (Ireland), ADR*	4,439	235,667
		478,872
Auto Components — 0.2%
Aptiv PLC	6,316	311,000
Hella GmbH & Co. KGaA (Germany)	1,783	52,028
Koito Manufacturing Co. Ltd. (Japan)	11,300	380,886
Lear Corp.	3,187	258,944
Stoneridge, Inc.*	8,379	140,348
Visteon Corp.*(a)	3,406	163,420
		1,306,626
Automobiles — 0.1%
Astra International Tbk PT (Indonesia)	521,700	124,484
Harley-Davidson, Inc.(a)	7,097	134,346
		258,830
Banks — 3.1%
Absa Group Ltd. (South Africa)	37,555	156,316
Abu Dhabi Commercial Bank PJSC (United Arab Emirates)	44,669	56,097
AIB Group PLC (Ireland)*	176,561	197,587
Banco Bradesco SA (Brazil), ADR	52,160	211,770
Banco de Chile (Chile)	1,026,515	82,874
Bancolombia SA (Colombia), ADR	2,940	73,382
Bank of Hawaii Corp.	2,974	164,284
Bank OZK	3,176	53,039
Bank Rakyat Indonesia Persero Tbk PT (Indonesia)	1,886,400	349,264
BNP Paribas SA (France)	19,814	596,764
Brookline Bancorp, Inc.	16,731	188,726
Cathay General Bancorp	7,219	165,676
China Construction Bank Corp. (China) (Class H Stock)	526,000	427,522
Citigroup, Inc.	28,173	1,186,647
Comerica, Inc.(a)	6,863	201,360
Credicorp Ltd. (Peru)	1,048	149,937
Cullen/Frost Bankers, Inc.	2,498	139,363
CVB Financial Corp.	4,449	89,202
E.Sun Financial Holding Co. Ltd. (Taiwan)	340,612	273,089
First Hawaiian, Inc.	12,484	206,361
First Republic Bank	2,563	210,884
	Shares	Value
Common Stocks (continued)
Banks (cont’d.)
Grupo Financiero Inbursa SAB de CV (Mexico) (Class O Stock)	179,190	$128,411
Hanmi Financial Corp.	10,972	119,046
Intesa Sanpaolo SpA (Italy)	348,459	574,582
JPMorgan Chase & Co.	23,915	2,153,067
Kasikornbank PCL (Thailand)	49,100	137,586
KBC Group NV (Belgium)	10,172	465,340
KeyCorp	30,861	320,029
Komercni banka A/S (Czech Republic)	5,331	101,041
Lakeland Financial Corp.	6,617	243,175
M&T Bank Corp.	2,837	293,431
Metropolitan Bank & Trust Co. (Philippines)	291,865	229,079
Mitsubishi UFJ Financial Group, Inc. (Japan)	154,000	572,360
PNC Financial Services Group, Inc. (The)	7,029	672,816
Prosperity Bancshares, Inc.(a)	11,313	545,852
Public Bank Bhd (Malaysia)	58,200	213,406
Sandy Spring Bancorp, Inc.	2,963	67,082
Sberbank of Russia PJSC (Russia)	86,171	205,397
Signature Bank	7,420	596,494
SVB Financial Group*(a)	1,572	237,498
TCF Financial Corp.	7,414	168,001
Texas Capital Bancshares, Inc.*	4,400	97,548
Truist Financial Corp.(a)	37,462	1,155,328
U.S. Bancorp	29,202	1,006,009
UMB Financial Corp.	4,648	215,574
Umpqua Holdings Corp.	10,375	113,088
Wells Fargo & Co.	8,460	242,802
Wintrust Financial Corp.	13,758	452,088
		16,506,274
Beverages — 0.5%
Ambev SA (Brazil), ADR(a)	193,444	444,921
China Resources Beer Holdings Co. Ltd. (China)	52,000	235,135
Coca-Cola European Partners PLC (United Kingdom)	9,348	350,830
Constellation Brands, Inc. (Class A Stock)	808	115,835
Diageo PLC (United Kingdom)	22,012	705,619
Fomento Economico Mexicano SAB de CV (Mexico), ADR	1,200	72,612
Kweichow Moutai Co. Ltd. (China) (Class A Stock)	1,500	235,381
Molson Coors Beverage Co. (Class B Stock)(a)	3,936	153,543
PepsiCo, Inc.	5,025	603,503
		2,917,379
Biotechnology — 0.3%
Aimmune Therapeutics, Inc.*(a)	2,904	41,876
Amicus Therapeutics, Inc.*	14,629	135,172
Bioxcel Therapeutics, Inc.*(a)	2,266	50,645
Bridgebio Pharma, Inc.*(a)	3,226	93,554
Immunomedics, Inc.*(a)	3,923	52,882
MorphoSys AG (Germany), ADR*	4,264	104,766
A1

AST MFS GROWTH ALLOCATION PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of March 31, 2020 (unaudited)
	Shares	Value
Common Stocks (continued)
Biotechnology (cont’d.)
Neurocrine Biosciences, Inc.*	1,115	$96,503
Orchard Therapeutics PLC (United Kingdom), ADR*	4,232	31,867
Principia Biopharma, Inc.*	1,599	94,949
Sarepta Therapeutics, Inc.*	519	50,769
SpringWorks Therapeutics, Inc.*(a)	3,778	102,006
Twist Bioscience Corp.*	4,387	134,154
Vertex Pharmaceuticals, Inc.*	1,989	473,283
		1,462,426
Building Products — 0.8%
Daikin Industries Ltd. (Japan)	7,600	924,454
Fortune Brands Home & Security, Inc.	5,128	221,786
Johnson Controls International PLC	17,266	465,491
Lennox International, Inc.(a)	2,359	428,843
Masco Corp.(a)	25,586	884,508
Owens Corning	11,534	447,635
TOTO Ltd. (Japan)	15,700	516,367
Trane Technologies PLC	5,243	433,019
Trex Co., Inc.*(a)	2,276	182,399
		4,504,502
Capital Markets — 2.5%
Apollo Global Management, Inc.	18,914	633,619
B3 SA - Brasil Bolsa Balcao (Brazil)	14,800	101,485
BlackRock, Inc.(a)	1,259	553,922
Blackstone Group, Inc. (The) (Class A Stock)	629	28,663
Charles Schwab Corp. (The)(a)	7,975	268,119
CME Group, Inc.	282	48,761
E*TRADE Financial Corp.	5,128	175,993
Euronext NV (Netherlands), 144A	11,377	845,868
Goldman Sachs Group, Inc. (The)	6,389	987,675
Hamilton Lane, Inc. (Class A Stock)	4,122	227,988
Hong Kong Exchanges & Clearing Ltd. (Hong Kong)	16,200	483,985
Intercontinental Exchange, Inc.	6,799	549,019
Julius Baer Group Ltd. (Switzerland)*	15,704	530,664
Moody’s Corp.	1,774	375,201
Moscow Exchange MICEX-RTS PJSC (Russia)	192,825	234,253
MSCI, Inc.(a)	6,750	1,950,480
Nasdaq, Inc.	25,618	2,432,429
Northern Trust Corp.(a)	7,369	556,065
Raymond James Financial, Inc.(a)	5,618	355,058
State Street Corp.	11,796	628,373
T. Rowe Price Group, Inc.(a)	2,723	265,901
TMX Group Ltd. (Canada)	5,044	375,513
Tradeweb Markets, Inc. (Class A Stock)	3,312	139,236
UBS Group AG (Switzerland)*	77,245	717,296
WisdomTree Investments, Inc.	17,527	40,838
		13,506,404
Chemicals — 2.1%
Akzo Nobel NV (Netherlands)	8,466	552,680
Axalta Coating Systems Ltd.*	34,192	590,496
Celanese Corp.	3,614	265,231
	Shares	Value
Common Stocks (continued)
Chemicals (cont’d.)
Chr Hansen Holding A/S (Denmark)	3,337	$249,974
Corteva, Inc.	17,718	416,373
Croda International PLC (United Kingdom)	12,711	669,389
DuPont de Nemours, Inc.	11,130	379,533
Eastman Chemical Co.	7,546	351,493
Element Solutions, Inc.*	24,396	203,951
Ferro Corp.*(a)	31,396	293,867
FMC Corp.	6,885	562,436
Ingevity Corp.*	4,581	161,251
International Flavors & Fragrances, Inc.(a)	2,106	214,980
Kansai Paint Co. Ltd. (Japan)	14,300	273,025
Linde PLC (United Kingdom)	7,847	1,377,103
Nitto Denko Corp. (Japan)	9,200	408,596
PPG Industries, Inc.(a)	12,394	1,036,138
PTT Global Chemical PCL (Thailand)	106,200	97,457
RPM International, Inc.	1,841	109,540
Scotts Miracle-Gro Co. (The)	4,103	420,147
Sherwin-Williams Co. (The)	3,072	1,411,645
Sika AG (Switzerland)	4,325	717,563
Symrise AG (Germany)	7,922	738,420
		11,501,288
Commercial Services & Supplies — 0.6%
Boyd Group Services, Inc. (Canada)	856	89,110
Brambles Ltd. (Australia)	78,201	505,913
BrightView Holdings, Inc.*	9,103	100,679
Casella Waste Systems, Inc. (Class A Stock)*	3,202	125,070
Copart, Inc.*	14,569	998,268
IAA, Inc.*	11,881	355,955
Republic Services, Inc.	3,698	277,572
Ritchie Bros. Auctioneers, Inc. (Canada)	11,844	405,657
Ritchie Bros. Auctioneers, Inc. (Canada), (NYSE)	3,099	105,924
Stericycle, Inc.*	6,111	296,872
		3,261,020
Communications Equipment — 0.1%
Motorola Solutions, Inc.(a)	3,311	440,098
VTech Holdings Ltd. (Hong Kong)	35,500	256,438
		696,536
Construction & Engineering — 0.1%
Construction Partners, Inc. (Class A Stock)*	7,684	129,783
Quanta Services, Inc.	17,540	556,544
		686,327
Construction Materials — 0.4%
Summit Materials, Inc. (Class A Stock)*	12,794	191,910
Vulcan Materials Co.	15,732	1,700,157
		1,892,067

A2

AST MFS GROWTH ALLOCATION PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of March 31, 2020 (unaudited)
	Shares	Value
Common Stocks (continued)
Consumer Finance — 0.3%
AEON Financial Service Co. Ltd. (Japan)	26,600	$283,402
American Express Co.	5,114	437,810
Discover Financial Services	6,649	237,170
Encore Capital Group, Inc.*	5,640	131,863
PRA Group, Inc.*(a)	1,889	52,363
SLM Corp.	37,350	268,546
		1,411,154
Containers & Packaging — 0.3%
Berry Global Group, Inc.*	12,911	435,230
Graphic Packaging Holding Co.(a)	56,971	695,046
Silgan Holdings, Inc.(a)	4,759	138,106
Westrock Co.	8,667	244,930
		1,513,312
Distributors — 0.2%
Funko, Inc. (Class A Stock)*	22,666	90,437
LKQ Corp.*	23,428	480,508
Pool Corp.	1,767	347,693
		918,638
Diversified Consumer Services — 0.3%
Bright Horizons Family Solutions, Inc.*	13,635	1,390,770
Grand Canyon Education, Inc.*	5,329	406,523
Regis Corp.*(a)	10,321	60,997
		1,858,290
Diversified Financial Services — 0.2%
Diamond Eagle Acquisition Corp. (Class A Stock)*(a)	9,426	116,317
Element Fleet Management Corp. (Canada)	62,515	398,021
Equitable Holdings, Inc.	18,866	272,614
Nebula Acquisition Corp. (Class A Stock)*	11,197	113,649
		900,601
Diversified Telecommunication Services — 0.2%
Helios Towers PLC (Tanzania)*	172,495	296,807
Hellenic Telecommunications Organization SA (Greece)	38,530	465,508
Verizon Communications, Inc.(a)	7,378	396,420
		1,158,735
Electric Utilities — 1.6%
American Electric Power Co., Inc.	4,672	373,667
CLP Holdings Ltd. (Hong Kong)	54,000	495,376
Duke Energy Corp.(a)	18,212	1,472,987
Edison International	4,138	226,721
Eversource Energy	7,876	615,982
FirstEnergy Corp.	31,951	1,280,277
Iberdrola SA (Spain)	84,036	830,137
NextEra Energy, Inc.	667	160,493
Orsted A/S (Denmark), 144A	3,238	316,182
Pinnacle West Capital Corp.	8,405	637,015
Portland General Electric Co.	6,697	321,054
	Shares	Value
Common Stocks (continued)
Electric Utilities (cont’d.)
Southern Co. (The)	28,663	$1,551,815
Xcel Energy, Inc.	5,361	323,268
		8,604,974
Electrical Equipment — 1.0%
AMETEK, Inc.	16,292	1,173,350
Eaton Corp. PLC	15,267	1,186,093
Generac Holdings, Inc.*(a)	2,891	269,354
Legrand SA (France)	10,091	646,917
LS Industrial Systems Co. Ltd. (South Korea)	7,036	198,588
Melrose Industries PLC (United Kingdom)	128,631	144,344
Regal Beloit Corp.	6,468	407,161
Schneider Electric SE (France)	15,499	1,319,523
Sensata Technologies Holding PLC*	10,066	291,209
		5,636,539
Electronic Equipment, Instruments & Components — 0.8%
Amphenol Corp. (Class A Stock)	10,037	731,497
Corning, Inc.(a)	11,194	229,925
CTS Corp.	2,830	70,439
FLIR Systems, Inc.	8,753	279,133
Hitachi Ltd. (Japan)	22,040	639,094
Kyocera Corp. (Japan)	10,300	607,011
Littelfuse, Inc.	3,149	420,140
Methode Electronics, Inc.	3,710	98,055
nLight, Inc.*	8,116	85,137
Plexus Corp.*	3,758	205,036
TE Connectivity Ltd.	5,054	318,301
Zebra Technologies Corp. (Class A Stock)*	2,504	459,734
		4,143,502
Energy Equipment & Services — 0.1%
Apergy Corp.*(a)	2,454	14,111
Core Laboratories NV	856	8,851
Frank’s International NV*	40,570	105,076
Halliburton Co.(a)	13,019	89,180
Helmerich & Payne, Inc.	2,420	37,873
Lamprell PLC (United Arab Emirates)*	81,603	13,321
Patterson-UTI Energy, Inc.	50,925	119,674
		388,086
Entertainment — 1.0%
Activision Blizzard, Inc.*	8,830	525,208
CTS Eventim AG & Co. KGaA (Germany)	3,269	147,412
Electronic Arts, Inc.*(a)	16,181	1,620,851
IMAX Corp.*	12,054	109,089
Manchester United PLC (United Kingdom) (Class A Stock)(a)	12,470	187,674
NetEase, Inc. (China), ADR	713	228,844
Netflix, Inc.*	3,025	1,135,887
Spotify Technology SA*	948	115,125
Take-Two Interactive Software, Inc.*	11,172	1,325,111
		5,395,201

A3

AST MFS GROWTH ALLOCATION PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of March 31, 2020 (unaudited)
	Shares	Value
Common Stocks (continued)
Equity Real Estate Investment Trusts (REITs) — 5.1%
Advance Residence Investment Corp. (Japan)	180	$521,434
Alexandria Real Estate Equities, Inc.(a)	4,357	597,170
American Homes 4 Rent (Class A Stock)(a)	30,670	711,544
American Tower Corp.	6,728	1,465,022
AvalonBay Communities, Inc.	3,542	521,276
Big Yellow Group PLC (United Kingdom)	44,550	554,232
Boardwalk Real Estate Investment Trust (Canada)	15,833	257,752
Brixmor Property Group, Inc.(a)	64,429	612,075
CoreSite Realty Corp.	3,741	433,582
Corporate Office Properties Trust	22,195	491,175
EPR Properties	10,412	252,179
Equinix, Inc.	1,181	737,617
Equity Commonwealth	7,487	237,413
Equity LifeStyle Properties, Inc.	9,195	528,529
Extra Space Storage, Inc.	6,546	626,845
Farmland Partners, Inc.	15,673	95,135
Goodman Group (Australia)	72,843	543,681
Granite Real Estate Investment Trust (Canada)	4,824	199,260
Host Hotels & Resorts, Inc.(a)	22,677	250,354
Industrial Logistics Properties Trust	37,968	665,959
Japan Logistics Fund, Inc. (Japan)	204	454,266
Kenedix Office Investment Corp. (Japan)	75	394,924
Lexington Realty Trust(a)	15,062	149,566
Life Storage, Inc.	7,971	753,658
Link REIT (Hong Kong)	79,300	668,698
LondonMetric Property PLC (United Kingdom)	60,720	132,478
Mapletree Logistics Trust (Singapore)	411,400	452,895
Medical Properties Trust, Inc.	41,567	718,693
Mid-America Apartment Communities, Inc.	9,525	981,361
Mirvac Group (Australia)	114,372	145,977
National Storage REIT (Australia)	570,015	552,560
Office Properties Income Trust(a)	7,267	198,026
Prologis, Inc.	17,468	1,403,903
Public Storage	7,675	1,524,332
QTS Realty Trust, Inc. (Class A Stock)(a)	6,279	364,245
Rayonier, Inc.(a)	7,452	175,495
Rexford Industrial Realty, Inc.	5,036	206,526
SBA Communications Corp.	4,449	1,201,096
Shaftesbury PLC (United Kingdom)	48,271	367,966
Simon Property Group, Inc.(a)	9,894	542,785
Spirit Realty Capital, Inc.	10,712	280,119
STAG Industrial, Inc.	33,322	750,411
STORE Capital Corp.	24,318	440,642
Sun Communities, Inc.	7,815	975,703
Unibail-Rodamco-Westfield (France)	2,123	120,672
UNITE Group PLC (The) (United Kingdom)	13,735	136,517
Urban Edge Properties	43,453	382,821
VICI Properties, Inc.	53,151	884,433
	Shares	Value
Common Stocks (continued)
Equity Real Estate Investment Trusts (REITs) (cont’d.)
Warehouses De Pauw CVA (Belgium)	20,275	$581,061
Welltower, Inc.	13,318	609,698
WP Carey, Inc.(a)	13,499	784,022
		27,637,783
Food & Staples Retailing — 0.4%
BIM Birlesik Magazalar A/S (Turkey)	13,277	100,524
BJ’s Wholesale Club Holdings, Inc.*(a)	12,320	313,791
Costco Wholesale Corp.	1,702	485,291
Grocery Outlet Holding Corp.*	6,189	212,530
Kroger Co. (The)	15,415	464,300
Wal-Mart de Mexico SAB de CV (Mexico)	40,636	95,738
Walmart, Inc.(a)	2,328	264,507
		1,936,681
Food Products — 1.5%
Archer-Daniels-Midland Co.	20,418	718,305
AVI Ltd. (South Africa)	37,863	147,853
Danone SA (France)	12,385	797,561
Hostess Brands, Inc.*(a)	14,151	150,850
Ingredion, Inc.	4,315	325,782
Inner Mongolia Yili Industrial Group Co. Ltd. (China) (Class A Stock)	68,800	290,228
J.M. Smucker Co. (The)	6,527	724,497
Kellogg Co.	5,295	317,647
Mondelez International, Inc. (Class A Stock)	4,445	222,606
Nestle SA (Switzerland)	30,548	3,125,377
Nomad Foods Ltd. (United Kingdom)*	13,053	242,264
Orion Corp. (South Korea)	4,721	444,454
Sanderson Farms, Inc.	3,286	405,229
Tingyi Cayman Islands Holding Corp. (China)	156,000	253,826
		8,166,479
Gas Utilities — 0.2%
APA Group (Australia)	52,533	331,808
Atmos Energy Corp.	602	59,736
China Resources Gas Group Ltd. (China)	52,000	260,584
New Jersey Resources Corp.(a)	7,005	237,960
South Jersey Industries, Inc.	9,493	237,325
		1,127,413
Health Care Equipment & Supplies — 2.7%
Abbott Laboratories(a)	15,708	1,239,518
Align Technology, Inc.*	430	74,799
Becton, Dickinson & Co.	2,491	572,357
Boston Scientific Corp.*	42,855	1,398,359
Cooper Cos., Inc. (The)	1,429	393,932
Danaher Corp.	15,789	2,185,355
DexCom, Inc.*	1,636	440,526
Edwards Lifesciences Corp.*	1,672	315,373
Envista Holdings Corp.*	3,585	53,560
IDEXX Laboratories, Inc.*	946	229,159
iRhythm Technologies, Inc.*	1,654	134,553

A4

AST MFS GROWTH ALLOCATION PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of March 31, 2020 (unaudited)
	Shares	Value
Common Stocks (continued)
Health Care Equipment & Supplies (cont’d.)
Masimo Corp.*	5,856	$1,037,215
Medtronic PLC	28,912	2,607,284
Merit Medical Systems, Inc.*(a)	3,876	121,125
Nevro Corp.*	1,165	116,477
OrthoPediatrics Corp.*	4,660	184,722
Quidel Corp.*	2,001	195,718
Silk Road Medical, Inc.*(a)	3,484	109,676
STERIS PLC	9,302	1,302,001
Terumo Corp. (Japan)	21,400	736,631
TransMedics Group, Inc.*	1,690	20,415
West Pharmaceutical Services, Inc.	2,581	392,957
Zimmer Biomet Holdings, Inc.(a)	5,009	506,310
		14,368,022
Health Care Providers & Services — 0.9%
AmerisourceBergen Corp.	3,636	321,786
Cigna Corp.	8,617	1,526,760
Guardant Health, Inc.*	3,583	249,377
HealthEquity, Inc.*	2,441	123,490
Humana, Inc.	523	164,232
Laboratory Corp. of America Holdings*	1,568	198,180
McKesson Corp.	4,192	567,010
Premier, Inc. (Class A Stock)*	20,134	658,784
Quest Diagnostics, Inc.(a)	4,114	330,354
Sonic Healthcare Ltd. (Australia)	20,744	308,857
Universal Health Services, Inc. (Class B Stock)	4,124	408,606
		4,857,436
Health Care Technology — 0.1%
Change Healthcare, Inc.*	18,844	188,252
HMS Holdings Corp.*	3,440	86,929
Inspire Medical Systems, Inc.*	1,103	66,489
Phreesia, Inc.*	2,456	51,650
Schrodinger, Inc.*	1,679	72,398
Teladoc Health, Inc.*(a)	923	143,074
		608,792
Hotels, Restaurants & Leisure — 1.0%
Chipotle Mexican Grill, Inc.*(a)	1,303	852,683
Domino’s Pizza, Inc.	1,320	427,772
Dunkin’ Brands Group, Inc.(a)	5,995	318,335
Flutter Entertainment PLC (Ireland)	2,503	224,929
Genting Bhd (Malaysia)	218,300	188,307
Hilton Worldwide Holdings, Inc.	1,712	116,827
Marriott International, Inc. (Class A Stock)(a)	4,336	324,376
Planet Fitness, Inc. (Class A Stock)*	3,068	149,412
Royal Caribbean Cruises Ltd.(a)	4,027	129,549
Six Flags Entertainment Corp.	9,697	121,600
Starbucks Corp.	5,161	339,284
Vail Resorts, Inc.(a)	890	131,462
Wendy’s Co. (The)	19,056	283,553
Wyndham Hotels & Resorts, Inc.	14,225	448,230
Yum China Holdings, Inc. (China)	27,880	1,188,525
		5,244,844
	Shares	Value
Common Stocks (continued)
Household Durables — 0.2%
Newell Brands, Inc.	31,973	$424,601
Toll Brothers, Inc.	24,568	472,934
Whirlpool Corp.(a)	2,585	221,793
		1,119,328
Household Products — 0.6%
Colgate-Palmolive Co.	17,268	1,145,904
Energizer Holdings, Inc.(a)	12,839	388,380
Kimberly-Clark Corp.	2,917	372,997
Reckitt Benckiser Group PLC (United Kingdom)	13,057	994,301
Reynolds Consumer Products, Inc.	10,470	305,410
		3,206,992
Independent Power & Renewable Electricity Producers — 0.1%
AES Corp.	29,400	399,840
Industrial Conglomerates — 0.6%
Honeywell International, Inc.	11,525	1,541,930
Jardine Strategic Holdings Ltd. (Hong Kong)	7,800	171,390
Roper Technologies, Inc.	5,278	1,645,733
		3,359,053
Insurance — 2.7%
AIA Group Ltd. (Hong Kong)	183,800	1,655,588
Aon PLC(a)	19,985	3,298,324
Arthur J Gallagher & Co.	17,024	1,387,626
Assurant, Inc.	4,603	479,126
Athene Holding Ltd. (Class A Stock)*	9,890	245,470
Chubb Ltd.	11,248	1,256,289
CNO Financial Group, Inc.	11,124	137,826
Everest Re Group Ltd.	2,758	530,694
Hanover Insurance Group, Inc. (The)	3,334	301,994
Hartford Financial Services Group, Inc. (The)	14,267	502,769
Hiscox Ltd. (United Kingdom)	36,890	421,682
Lincoln National Corp.	8,530	224,510
Marsh & McLennan Cos., Inc.	11,111	960,657
Reinsurance Group of America, Inc.	2,607	219,353
Samsung Fire & Marine Insurance Co. Ltd. (South Korea)	1,991	251,444
Swiss Re AG (Switzerland)	4,342	334,314
Third Point Reinsurance Ltd. (Bermuda)*	18,361	136,055
Travelers Cos., Inc. (The)	9,071	901,204
Willis Towers Watson PLC	3,011	511,418
Zurich Insurance Group AG (Switzerland)	2,061	727,437
		14,483,780
Interactive Media & Services — 1.7%
Alphabet, Inc. (Class A Stock)*(a)	2,494	2,897,903
Alphabet, Inc. (Class C Stock)*	640	744,198
Baidu, Inc. (China), ADR*	4,643	467,968
carsales.com Ltd. (Australia)	9,370	67,462
Facebook, Inc. (Class A Stock)*	9,567	1,595,776
IAC/InterActiveCorp*	2,584	463,130

A5

AST MFS GROWTH ALLOCATION PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of March 31, 2020 (unaudited)
	Shares	Value
Common Stocks (continued)
Interactive Media & Services (cont’d.)
Match Group, Inc.*(a)	2,569	$169,657
NAVER Corp. (South Korea)	6,203	859,841
Scout24 AG (Germany), 144A	5,695	342,728
Tencent Holdings Ltd. (China)	35,700	1,756,775
		9,365,438
Internet & Direct Marketing Retail — 1.2%
Alibaba Group Holding Ltd. (China), ADR*	6,898	1,341,523
Amazon.com, Inc.*	2,333	4,548,696
Chewy, Inc. (Class A Stock)*(a)	6,735	252,495
MakeMyTrip Ltd. (India)*(a)	21,670	259,065
Naspers Ltd. (South Africa) (Class N Stock)	591	83,965
Stamps.com, Inc.*	986	128,259
		6,614,003
IT Services — 4.4%
Accenture PLC (Class A Stock)(a)	8,890	1,451,381
Amadeus IT Group SA (Spain)	9,116	432,966
Amdocs Ltd.(a)	9,290	510,671
Black Knight, Inc.*	11,820	686,269
CACI International, Inc. (Class A Stock)*	2,124	448,483
Cognizant Technology Solutions Corp. (Class A Stock)	4,135	192,153
EPAM Systems, Inc.*(a)	2,707	502,582
Evo Payments, Inc. (Class A Stock)*	4,381	67,029
ExlService Holdings, Inc.*	3,328	173,156
Fidelity National Information Services, Inc.	25,523	3,104,618
Fiserv, Inc.*	33,833	3,213,797
FleetCor Technologies, Inc.*	1,491	278,131
Fujitsu Ltd. (Japan)	2,600	235,873
Global Payments, Inc.	23,010	3,318,732
KBR, Inc.	41,442	857,021
Leidos Holdings, Inc.	6,019	551,641
Mastercard, Inc. (Class A Stock)	10,149	2,451,592
Nomura Research Institute Ltd. (Japan)	20,200	428,005
Okta, Inc.*	750	91,695
PayPal Holdings, Inc.*	6,830	653,904
Shopify, Inc. (Canada) (Class A Stock)*(a)	445	185,534
Square, Inc. (Class A Stock)*(a)	10,992	575,761
Visa, Inc. (Class A Stock)(a)	18,104	2,916,916
Wix.com Ltd. (Israel)*(a)	1,906	192,163
WNS Holdings Ltd. (India), ADR*	4,310	185,244
		23,705,317
Leisure Products — 0.1%
Brunswick Corp.	11,137	393,916
Peloton Interactive, Inc. (Class A Stock)*(a)	5,486	145,653
		539,569
Life Sciences Tools & Services — 1.7%
10X Genomics, Inc. (Class A Stock)*(a)	1,028	64,065
	Shares	Value
Common Stocks (continued)
Life Sciences Tools & Services (cont’d.)
Adaptive Biotechnologies Corp.*	9,028	$250,798
Bio-Techne Corp.	4,330	821,055
Charles River Laboratories International, Inc.*	3,812	481,112
Gerresheimer AG (Germany)	1,830	116,315
ICON PLC (Ireland)*(a)	6,897	937,992
Illumina, Inc.*	1,516	414,050
Mettler-Toledo International, Inc.*(a)	860	593,839
PerkinElmer, Inc.(a)	22,816	1,717,588
PPD, Inc.*	11,202	199,508
PRA Health Sciences, Inc.*(a)	8,473	703,598
QIAGEN NV*	10,636	442,458
Thermo Fisher Scientific, Inc.	7,496	2,125,865
		8,868,243
Machinery — 1.2%
AGCO Corp.	10,237	483,698
Doosan Bobcat, Inc. (South Korea)	13,353	196,395
Enerpac Tool Group Corp.	5,218	86,358
GEA Group AG (Germany)	15,048	308,074
Haitian International Holdings Ltd. (China)	105,000	193,679
IDEX Corp.	771	106,483
Illinois Tool Works, Inc.	6,308	896,493
Ingersoll Rand, Inc.*	2,479	61,479
ITT, Inc.	7,478	339,202
Kennametal, Inc.	7,758	144,454
Kubota Corp. (Japan)	50,200	641,755
Schindler Holding AG (Switzerland), (Part. Cert.)	2,899	633,455
SMC Corp. (Japan)	800	336,364
Stanley Black & Decker, Inc.	9,348	934,800
Techtronic Industries Co. Ltd. (Hong Kong)	130,000	837,156
TriMas Corp.*	7,442	171,910
Xylem, Inc.	1,277	83,171
		6,454,926
Media — 0.7%
Altice USA, Inc. (Class A Stock)*	19,647	437,932
Charter Communications, Inc. (Class A Stock)*	2,277	993,478
Comcast Corp. (Class A Stock)(a)	56,256	1,934,081
Liberty Broadband Corp. (Class C Stock)*	1,563	173,055
		3,538,546
Metals & Mining — 0.0%
Compass Minerals International, Inc.(a)	3,069	118,065
Ferroglobe PLC*	17,712	8,059
Vale SA (Brazil), ADR	13,618	112,893
		239,017
Mortgage Real Estate Investment Trusts (REITs) — 0.0%
Annaly Capital Management, Inc.	20,813	105,522
Invesco Mortgage Capital, Inc.	10,701	36,490

A6

AST MFS GROWTH ALLOCATION PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of March 31, 2020 (unaudited)
	Shares	Value
Common Stocks (continued)
Mortgage Real Estate Investment Trusts (REITs) (cont’d.)
Two Harbors Investment Corp.	17,929	$68,310
		210,322
Multiline Retail — 0.4%
Dollar General Corp.	4,096	618,537
Dollar Tree, Inc.*	13,628	1,001,249
Ollie’s Bargain Outlet Holdings, Inc.*(a)	5,869	271,970
Target Corp.	2,157	200,536
		2,092,292
Multi-Utilities — 0.5%
Black Hills Corp.	4,565	292,297
CenterPoint Energy, Inc.	16,375	252,994
CMS Energy Corp.	12,560	737,900
NiSource, Inc.	12,671	316,395
Public Service Enterprise Group, Inc.	11,494	516,195
Sempra Energy	4,473	505,404
		2,621,185
Oil, Gas & Consumable Fuels — 1.2%
BP PLC (United Kingdom)	170,888	712,969
BP PLC (United Kingdom), ADR	7,696	187,705
Cabot Oil & Gas Corp.	17,193	295,548
Cairn Energy PLC (United Kingdom)*	147,783	141,224
Chevron Corp.	3,942	285,637
ConocoPhillips	13,896	427,997
Diamondback Energy, Inc.	2,948	77,238
Eni SpA (Italy)	40,027	404,951
Enterprise Products Partners LP	5,113	73,116
EOG Resources, Inc.	5,872	210,922
Equitrans Midstream Corp.(a)	11,571	58,202
Galp Energia SGPS SA (Portugal)	40,472	460,708
Hess Corp.(a)	7,062	235,165
Idemitsu Kosan Co. Ltd. (Japan)	14,000	318,768
LUKOIL PJSC (Russia), ADR	6,014	357,092
Magnolia Oil & Gas Corp. (Class A Stock)*	11,761	47,044
Oil Search Ltd. (Australia)	83,829	122,150
Petroleo Brasileiro SA (Brazil), ADR	17,448	95,964
Pioneer Natural Resources Co.	6,745	473,162
Plains GP Holdings LP (Class A Stock)*(a)	40,200	225,522
StealthGas, Inc. (Greece)*	13,280	26,560
Suncor Energy, Inc. (Canada)	18,668	297,935
Targa Resources Corp.	8,336	57,602
TC Energy Corp. (Canada)	4,364	193,966
United Tractors Tbk PT (Indonesia)	150,300	155,334
Valero Energy Corp.	6,637	301,054
WPX Energy, Inc.*	51,528	157,160
		6,400,695
Paper & Forest Products — 0.0%
Suzano SA (Brazil)	19,900	137,375
Personal Products — 0.3%
Estee Lauder Cos., Inc. (The) (Class A Stock)	2,254	359,152
Kao Corp. (Japan)	8,600	704,010
	Shares	Value
Common Stocks (continued)
Personal Products (cont’d.)
L’Oreal SA (France)	2,832	$748,338
		1,811,500
Pharmaceuticals — 2.6%
Bayer AG (Germany)	12,901	746,369
Collegium Pharmaceutical, Inc.*	4,070	66,463
Elanco Animal Health, Inc.*	21,324	477,444
Eli Lilly & Co.	3,540	491,069
Genomma Lab Internacional SAB de CV (Mexico) (Class B Stock)*	263,535	211,072
GW Pharmaceuticals PLC (United Kingdom), ADR*(a)	1,315	115,155
Johnson & Johnson(a)	20,598	2,701,016
Kyowa Kirin Co. Ltd. (Japan)	19,800	442,248
Merck & Co., Inc.	15,009	1,154,792
Mylan NV*	9,789	145,954
Novo Nordisk A/S (Denmark) (Class B Stock)	23,785	1,431,558
Optinose, Inc.*(a)	11,844	53,180
Pfizer, Inc.	31,360	1,023,590
Prestige Consumer Healthcare, Inc.*	4,021	147,490
Roche Holding AG (Switzerland)	7,601	2,461,787
Santen Pharmaceutical Co. Ltd. (Japan)	58,600	1,000,848
Tricida, Inc.*	2,873	63,206
Zoetis, Inc.	9,117	1,072,980
		13,806,221
Professional Services — 1.9%
51job, Inc. (China), ADR*	10,269	630,414
Clarivate Analytics PLC (United Kingdom)*	61,511	1,276,353
CoStar Group, Inc.*	1,671	981,228
Equifax, Inc.	7,255	866,610
IHS Markit Ltd.	20,080	1,204,800
Persol Holdings Co. Ltd. (Japan)	17,200	173,078
RELX PLC (United Kingdom)	16,931	364,547
SEEK Ltd. (Australia)	11,766	106,586
TransUnion	16,186	1,071,189
TriNet Group, Inc.*	4,163	156,779
Verisk Analytics, Inc.	14,804	2,063,381
Wolters Kluwer NV (Netherlands)	16,784	1,186,492
		10,081,457
Real Estate Management & Development — 1.4%
Aldar Properties PJSC (United Arab Emirates)	136,933	57,237
Ascendas India Trust (Singapore), UTS	430,900	369,365
Atrium European Real Estate Ltd. (Poland)*	42,643	127,746
Corp Inmobiliaria Vesta SAB de CV (Mexico)	202,909	234,706
Daiwa House Industry Co. Ltd. (Japan)	20,900	518,326
Deutsche Wohnen SE (Germany)	17,186	656,201
Entra ASA (Norway), 144A	24,231	288,737
ESR Cayman Ltd. (China), 144A*	115,000	246,134
Grainger PLC (United Kingdom)	106,229	341,005

A7

AST MFS GROWTH ALLOCATION PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of March 31, 2020 (unaudited)
	Shares	Value
Common Stocks (continued)
Real Estate Management & Development (cont’d.)
Grand City Properties SA (Germany)	39,604	$836,623
Hang Lung Properties Ltd. (Hong Kong)	249,000	506,125
Hysan Development Co. Ltd. (Hong Kong)	126,000	409,088
Katitas Co. Ltd. (Japan)	11,200	180,088
Kenedix, Inc. (Japan)	32,700	124,304
LEG Immobilien AG (Germany)	11,074	1,251,597
Multiplan Empreendimentos Imobiliarios SA (Brazil)	17,831	66,402
Shurgard Self Storage SA (Belgium)	13,589	403,773
Sino Land Co. Ltd. (Hong Kong)	256,000	323,013
Swire Properties Ltd. (Hong Kong)	153,400	429,317
		7,369,787
Road & Rail — 0.7%
Canadian National Railway Co. (Canada)	4,098	318,128
Canadian Pacific Railway Ltd. (Canada)	2,455	539,093
Kansas City Southern(a)	10,628	1,351,669
Knight-Swift Transportation Holdings, Inc.(a)	15,410	505,448
Schneider National, Inc. (Class B Stock)	21,793	421,477
Union Pacific Corp.	5,621	792,786
		3,928,601
Semiconductors & Semiconductor Equipment — 1.6%
Analog Devices, Inc.	11,351	1,017,617
Brooks Automation, Inc.	2,794	85,217
Marvell Technology Group Ltd.(a)	19,243	435,469
Maxim Integrated Products, Inc.	8,114	394,422
Mellanox Technologies Ltd.*	4,182	507,360
Monolithic Power Systems, Inc.	5,535	926,891
NVIDIA Corp.	1,425	375,630
NXP Semiconductors NV (Netherlands)	16,357	1,356,486
Silicon Laboratories, Inc.*	3,926	335,320
Silicon Motion Technology Corp. (Taiwan), ADR	13,561	497,146
Taiwan Semiconductor Manufacturing Co. Ltd. (Taiwan)	192,000	1,738,364
Texas Instruments, Inc.	10,606	1,059,858
		8,729,780
Software — 4.2%
8x8, Inc.*(a)	20,080	278,309
Adobe, Inc.*	8,449	2,688,810
Altair Engineering, Inc. (Class A Stock)*(a)	5,098	135,097
Autodesk, Inc.*	5,368	837,945
Avalara, Inc.*(a)	2,448	182,621
Bill.Com Holdings, Inc.*(a)	1,350	46,170
Box, Inc. (Class A Stock)*	11,478	161,151
Cadence Design Systems, Inc.*	27,886	1,841,591
Check Point Software Technologies Ltd. (Israel)*(a)	4,235	425,787
	Shares	Value
Common Stocks (continued)
Software (cont’d.)
Constellation Software, Inc. (Canada)	1,149	$1,044,265
Coupa Software, Inc.*	656	91,663
DocuSign, Inc.*	3,626	335,042
Everbridge, Inc.*	5,046	536,692
Five9, Inc.*	1,608	122,948
Guidewire Software, Inc.*	4,687	371,726
Intuit, Inc.	3,924	902,520
Linx SA (Brazil)	29,400	96,018
Microsoft Corp.(k)	39,682	6,258,248
Nice Ltd. (Israel), ADR*(a)	4,803	689,519
PagerDuty, Inc.*(a)	8,726	150,785
Paylocity Holding Corp.*(a)	3,199	282,536
Pluralsight, Inc. (Class A Stock)*	5,353	58,776
Proofpoint, Inc.*	1,510	154,911
Q2 Holdings, Inc.*(a)	4,001	236,299
Rapid7, Inc.*	7,091	307,253
RealPage, Inc.*(a)	3,843	203,410
RingCentral, Inc. (Class A Stock)*	968	205,129
salesforce.com, Inc.*	10,024	1,443,255
ServiceNow, Inc.*	3,799	1,088,717
SS&C Technologies Holdings, Inc.	7,869	344,820
Tyler Technologies, Inc.*	2,137	633,749
Verint Systems, Inc.*(a)	10,633	457,219
Zendesk, Inc.*	2,294	146,839
		22,759,820
Specialty Retail — 0.7%
Burlington Stores, Inc.*	2,780	440,519
Dufry AG (Switzerland)*	3,002	92,142
Five Below, Inc.*(a)	4,181	294,259
Hudson Ltd. (Class A Stock)*	13,910	69,828
O’Reilly Automotive, Inc.*	1,605	483,185
Ross Stores, Inc.	8,000	695,760
Tractor Supply Co.	7,164	605,716
Urban Outfitters, Inc.*	17,164	244,416
USS Co. Ltd. (Japan)	36,500	503,304
Zumiez, Inc.*	6,626	114,762
		3,543,891
Technology Hardware, Storage & Peripherals — 0.5%
Apple, Inc.	5,208	1,324,342
Samsung Electronics Co. Ltd. (South Korea)	37,737	1,466,178
		2,790,520
Textiles, Apparel & Luxury Goods — 0.9%
adidas AG (Germany)	2,840	638,793
Cie Financiere Richemont SA (Switzerland)	7,344	398,736
EssilorLuxottica SA (France)	6,757	724,649
Levi Strauss & Co. (Class A Stock)	5,543	68,899
Lululemon Athletica, Inc.*	3,691	699,629
LVMH Moet Hennessy Louis Vuitton SE (France)	2,857	1,060,198
NIKE, Inc. (Class B Stock)	8,767	725,382
PVH Corp.	5,808	218,613

A8

AST MFS GROWTH ALLOCATION PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of March 31, 2020 (unaudited)
	Shares	Value
Common Stocks (continued)
Textiles, Apparel & Luxury Goods (cont’d.)
Skechers U.S.A., Inc. (Class A Stock)*	22,835	$542,103
		5,077,002
Tobacco — 0.4%
British American Tobacco PLC (United Kingdom)	24,034	818,822
Hanjaya Mandala Sampoerna Tbk PT (Indonesia)	489,200	42,695
Japan Tobacco, Inc. (Japan)	21,600	400,005
Philip Morris International, Inc.	10,949	798,839
		2,060,361
Trading Companies & Distributors — 0.3%
Air Lease Corp.(a)	5,213	115,416
GMS, Inc.*	4,804	75,567
HD Supply Holdings, Inc.*	24,670	701,368
NOW, Inc.*	29,341	151,399
Textainer Group Holdings Ltd. (China)*	11,498	94,514
Univar Solutions, Inc.*	34,547	370,344
WESCO International, Inc.*	3,306	75,542
		1,584,150
Transportation Infrastructure — 0.1%
Aena SME SA (Spain), 144A	2,120	231,756
Malaysia Airports Holdings Bhd (Malaysia)	82,900	82,347
		314,103
Wireless Telecommunication Services — 0.4%
Advanced Info Service PCL (Thailand)	46,300	279,838
KDDI Corp. (Japan)	29,500	874,294
Mobile TeleSystems PJSC (Russia), ADR	16,172	122,907
SoftBank Group Corp. (Japan)	17,900	637,837
Tele2 AB (Sweden) (Class B Stock)	27,282	366,756
		2,281,632

Total Common Stocks (cost $379,119,754)		339,503,695
Exchange-Traded Fund — 0.4%
WisdomTree India Earnings Fund(a)	140,269	2,272,358
(cost $3,110,979)

Interest Rate	Maturity Date	Principal Amount (000)#
Asset-Backed Securities — 1.0%
Automobiles — 0.2%
CarMax Auto Owner Trust,
Series 2017-01, Class A3
1.980%	11/15/21	52	51,759
DT Auto Owner Trust,
Series 2019-02A, Class C, 144A
3.180%	02/18/25	15	14,807
Interest Rate	Maturity Date	Principal Amount (000)#	Value
Asset-Backed Securities (continued)
Automobiles (cont’d.)
Enterprise Fleet Financing LLC,
Series 2017-01, Class A2, 144A
2.130%	07/20/22	3	$2,926
Exeter Automobile Receivables Trust,
Series 2020-01A, Class C, 144A
2.490%	01/15/25	45	40,997
GLS Auto Receivables Issuer Trust,
Series 2020-01A, Class A, 144A
2.170%	02/15/24	54	53,275
Navistar Financial Dealer Note Master Owner Trust,
Series 2019-01, Class A, 144A, 1 Month LIBOR + 0.640% (Cap N/A, Floor 0.000%)
1.587%(c)	05/25/24	325	318,463
NextGear Floorplan Master Owner Trust,
Series 2019-02A, Class A2, 144A
2.070%	10/15/24	100	93,534
Nissan Master Owner Trust Receivables,
Series 2017-C, Class A, 1 Month LIBOR + 0.320% (Cap N/A, Floor 0.000%)
1.025%(c)	10/17/22	308	302,084
Santander Retail Auto Lease Trust,
Series 2020-A, Class C, 144A
2.080%	03/20/24	57	55,069
Securitized Term Auto Loan Receivables Trust (Canada),
Series 2019-CRTA, Class B, 144A
2.453%	03/25/26	45	44,510
Series 2019-CRTA, Class C, 144A
2.849%	03/25/26	54	53,579
Veros Automobile Receivables Trust,
Series 2020-01, Class A, 144A
1.670%	09/15/23	126	123,480
			1,154,483
Collateralized Debt Obligations — 0.1%
Arbor Realty Collateralized Loan Obligation Ltd. (Cayman Islands),
Series 2020-FL01, Class C, 144A, 1 Month LIBOR + 2.050% (Cap N/A, Floor 2.050%)
3.712%(c)	02/15/35	100	82,073
Arbor Realty Commercial Real Estate Notes Ltd. (Cayman Islands),
Series 2019-FL01, Class D, 144A, 1 Month LIBOR + 2.500% (Cap N/A, Floor 0.000%)
3.205%(c)	05/15/37	144	88,287
BDS Ltd. (Cayman Islands),
Series 2019-FL04, Class A, 144A, 1 Month LIBOR + 1.100% (Cap N/A, Floor 0.000%)
1.805%(c)	08/15/36	200	181,854
BSPRT Issuer Ltd. (Cayman Islands),
Series 2018-FL04, Class B, 144A, 1 Month LIBOR + 1.600% (Cap N/A, Floor 1.600%)
2.305%(c)	09/15/35	150	137,182
Series 2019-FL05, Class C, 144A, 1 Month LIBOR + 2.000% (Cap N/A, Floor 2.000%)
2.705%(c)	05/15/29	100	85,152

A9

AST MFS GROWTH ALLOCATION PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of March 31, 2020 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#	Value
Asset-Backed Securities (continued)
Collateralized Debt Obligations (cont’d.)
Grand Avenue CRE,
Series 2019-FL01, Class A, 144A, 1 Month LIBOR + 1.120% (Cap N/A, Floor 0.000%)
1.825%(c)	06/15/37	100	$94,079
			668,627
Collateralized Loan Obligations — 0.5%
ALM Ltd./ALM LLC (Cayman Islands),
Series 2015-16A, Class A2R2, 144A, 3 Month LIBOR + 1.500% (Cap N/A, Floor 1.500%)
3.331%(c)	07/15/27	250	218,011
Series 2015-16A, Class AAR2, 144A, 3 Month LIBOR + 0.900% (Cap N/A, Floor 0.900%)
2.731%(c)	07/15/27	250	242,363
Cent CLO Ltd. (Cayman Islands),
Series 2015-24A, Class A2R, 144A, 3 Month LIBOR + 1.650% (Cap N/A, Floor 0.000%)
3.481%(c)	10/15/26	400	348,030
Flagship CLO Ltd. (Cayman Islands),
Series 2014-08A, Class CRR, 144A, 3 Month LIBOR + 1.800% (Cap N/A, Floor 0.000%)
3.643%(c)	01/16/26	250	207,682
Galaxy CLO Ltd. (Cayman Islands),
Series 2018-29A, Class C, 144A, 3 Month LIBOR + 1.680% (Cap N/A, Floor 0.000%)
3.372%(c)	11/15/26	250	206,856
Neuberger Berman CLO Ltd. (Cayman Islands),
Series 2015-19A, Class A1R2, 144A, 3 Month LIBOR + 0.800% (Cap N/A, Floor 0.800%)
2.631%(c)	07/15/27	249	234,039
Oaktree CLO Ltd. (Cayman Islands),
Series 2015-01A, Class A1R, 144A, 3 Month LIBOR + 0.870% (Cap N/A, Floor 0.000%)
2.689%(c)	10/20/27	500	485,883
Palmer Square Loan Funding Ltd. (Cayman Islands),
Series 2020-01A, Class A2, 144A, 3 Month LIBOR + 1.350% (Cap N/A, Floor 1.350%)
3.033%(c)	02/20/28	250	212,810
Race Point VIII CLO Ltd. (Cayman Islands),
Series 2013-08A, Class AR2, 144A, 3 Month LIBOR + 1.040% (Cap N/A, Floor 1.040%)
2.723%(c)	02/20/30	250	234,886
THL Credit Wind River CLO Ltd. (Cayman Islands),
Series 2012-01A, Class CR2, 144A, 3 Month LIBOR + 2.050% (Cap N/A, Floor 0.000%)
3.881%(c)	01/15/26	250	208,870
Voya Ltd. (Cayman Islands),
Series 2012-04A, Class A2AR, 144A, 3 Month LIBOR + 1.900% (Cap N/A, Floor 0.000%)
3.731%(c)	10/15/30	250	224,588
			2,824,018
Equipment — 0.1%
John Deere Owner Trust,
Series 2019-A, Class A2
2.850%	12/15/21	202	202,050
Interest Rate	Maturity Date	Principal Amount (000)#	Value
Asset-Backed Securities (continued)
Other — 0.1%
CARS-DB4 LP,
Series 2020-01A, Class A4, 144A
3.190%	02/15/50	100	$96,313
Invitation Homes Trust,
Series 2017-SFR02, Class A, 144A, 1 Month LIBOR + 0.850% (Cap N/A, Floor 0.850%)
1.650%(c)	12/17/36	138	125,081
LoanCore Issuer Ltd. (Cayman Islands),
Series 2019-CRE02, Class D, 144A, 1 Month LIBOR + 2.450% (Cap N/A, Floor 2.450%)
3.155%(c)	05/15/36	35	21,516
			242,910
Small Business Loan — 0.0%
United States Small Business Administration,
Series 2013-20H, Class 1
3.160%	08/01/33	103	107,161

Total Asset-Backed Securities (cost $5,699,905)			5,199,249
Commercial Mortgage-Backed Securities — 0.9%
AREIT Trust,
Series 2019-CRE03, Class A, 144A, 1 Month LIBOR + 1.020% (Cap N/A, Floor 1.020%)
1.725%(c)	09/14/36	100	94,240
Series 2019-CRE03, Class B, 144A, 1 Month LIBOR + 1.550% (Cap N/A, Floor 1.550%)
2.255%(c)	09/14/36	100	90,836
Series 2019-CRE03, Class C, 144A, 1 Month LIBOR + 1.900% (Cap N/A, Floor 1.900%)
2.605%(c)	09/14/36	100	90,770
Bancorp Commercial Mortgage Trust,
Series 2018-CR03, Class AS, 144A, 1 Month LIBOR + 1.250% (Cap N/A, Floor 1.250%)
1.955%(c)	01/15/33	100	94,099
Series 2019-CRE06, Class B, 144A, 1 Month LIBOR + 1.550% (Cap N/A, Floor 1.550%)
2.255%(c)	09/15/36	161	148,933
BANK,
Series 2019-BN24, Class A3
2.960%	11/15/62	21	21,740
Benchmark Mortgage Trust,
Series 2019-B10, Class A4
3.717%	03/15/62	250	279,084
BXMT Ltd. (Cayman Islands),
Series 2020-FL02, Class B, 144A, 1 Month LIBOR + 1.400% (Cap N/A, Floor 1.400%)
2.200%(c)	02/16/37	100	91,889
Cantor Commercial Real Estate Lending,
Series 2019-CF02, Class A5
2.874%	11/15/52	146	150,428
Citigroup Commercial Mortgage Trust,
Series 2019-C07, Class A4
3.102%	12/15/72	20	20,701
Commercial Mortgage Trust,
Series 2015-PC01, Class A5
3.902%	07/10/50	145	152,373

A10

AST MFS GROWTH ALLOCATION PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of March 31, 2020 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Commercial Mortgage-Backed Securities (continued)
FHLMC Multifamily Structured Pass-Through Certificates,
Series K066, Class A2
3.117%	06/25/27	800	$893,330
Series K077, Class A2
3.850%(cc)	05/25/28	115	134,641
Series K078, Class A2
3.854%	06/25/28	160	188,129
Series K097, Class X1, IO
1.089%(cc)	07/25/29	100	8,347
Series K098, Class X1, IO
1.270%(cc)	08/25/29	150	13,028
Series K103, Class X1, IO
0.757%(cc)	11/25/29	364	18,313
GS Mortgage Securities Trust,
Series 2017-GS06, Class A3
3.433%	05/10/50	250	254,230
Series 2019-GSA01, Class A4
3.048%	11/10/52	228	228,471
LoanCore Issuer Ltd. (Cayman Islands),
Series 2019-CRE03, Class B, 144A, 1 Month LIBOR + 1.600% (Cap N/A, Floor 1.600%)
2.305%(c)	04/15/34	100	92,161
MF1 Ltd. (Cayman Islands),
Series 2019-FL02, Class AS, 144A, 1 Month LIBOR + 1.430% (Cap N/A, Floor 1.430%)
2.377%(c)	12/25/34	255	235,413
Morgan Stanley Capital I Trust,
Series 2017-H01, Class A5
3.530%	06/15/50	200	208,987
Series 2019-H07, Class A4
3.261%	07/15/52	161	170,508
UBS Commercial Mortgage Trust,
Series 2017-C07, Class A4
3.679%	12/15/50	255	267,730
Series 2018-C08, Class A4
3.983%	02/15/51	463	483,012
Series 2019-C16, Class A4
3.605%	04/15/52	200	218,459
Series 2019-C17, Class A4
2.921%	10/15/52	268	277,691
Wells Fargo Commercial Mortgage Trust,
Series 2018-C46, Class A4
4.152%	08/15/51	30	32,248

Total Commercial Mortgage-Backed Securities (cost $4,905,188)			4,959,791
Corporate Bonds — 6.0%
Aerospace & Defense — 0.1%
TransDigm, Inc.,
Gtd. Notes
6.500%	07/15/24	150	142,637
United Technologies Corp.,
Sr. Unsec’d. Notes
4.125%	11/16/28(a)	300	331,513
			474,150
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Corporate Bonds (continued)
Agriculture — 0.1%
BAT Capital Corp. (United Kingdom),
Gtd. Notes
3.222%	08/15/24	115	$114,961
4.758%	09/06/49	164	154,643
5.282%	04/02/50	18	18,039
Camposol SA (Peru),
Gtd. Notes, 144A
6.000%	02/03/27(a)	150	116,236
JBS Investments II GmbH,
Gtd. Notes, 144A
5.750%	01/15/28	200	194,086
			597,965
Auto Manufacturers — 0.1%
Allison Transmission, Inc.,
Sr. Unsec’d. Notes, 144A
4.750%	10/01/27	150	139,486
General Motors Financial Co., Inc.,
Gtd. Notes
4.000%	10/06/26	53	44,902
Sr. Unsec’d. Notes
5.100%	01/17/24	200	183,151
Hyundai Capital America,
Gtd. Notes, 144A
2.375%	02/10/23	42	39,646
2.850%	11/01/22	80	77,313
Volkswagen Group of America Finance LLC (Germany),
Gtd. Notes, 144A
3.200%	09/26/26	200	189,659
			674,157
Banks — 0.8%
Banco de Credito del Peru (Peru),
Sr. Unsec’d. Notes, 144A
2.700%	01/11/25	45	41,348
Sub. Notes
6.125%(ff)	04/24/27	34	34,811
Banco de Reservas de la Republica Dominicana (Dominican Republic),
Sub. Notes
7.000%	02/01/23	175	166,875
Banco del Estado de Chile (Chile),
Sr. Unsec’d. Notes, 144A
2.704%	01/09/25	200	187,142
Banco do Brasil SA (Brazil),
Sr. Unsec’d. Notes
4.625%	01/15/25	200	192,870
Bank Leumi Le-Israel BM (Israel),
Sub. Notes, 144A
3.275%(ff)	01/29/31	200	183,241
Bank of America Corp.,
Jr. Sub. Notes, Series Z
6.500%(ff)	—(a)(rr)	250	264,243
Sr. Unsec’d. Notes
3.004%(ff)	12/20/23	250	254,797
Sr. Unsec’d. Notes, MTN
4.271%(ff)	07/23/29	200	216,683

A11

AST MFS GROWTH ALLOCATION PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of March 31, 2020 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Corporate Bonds (continued)
Banks (cont’d.)
Barclays PLC (United Kingdom),
Sr. Unsec’d. Notes, MTN
4.972%(ff)	05/16/29	200	$214,821
BBVA USA,
Sr. Unsec’d. Notes
2.875%	06/29/22	300	296,207
BPCE SA (France),
Sub. Notes, 144A, MTN
4.500%	03/15/25	200	196,876
China Construction Bank Corp. (China),
Sub. Notes
4.250%(ff)	02/27/29	200	207,864
Credit Suisse Group Funding Guernsey Ltd. (Switzerland),
Gtd. Notes
3.750%	03/26/25	250	253,661
Development Bank of Kazakhstan JSC (Kazakhstan),
Sr. Unsec’d. Notes
4.125%	12/10/22	200	195,295
Halyk Savings Bank of Kazakhstan JSC (Kazakhstan),
Sr. Unsec’d. Notes
5.500%	12/21/22	124	122,686
JPMorgan Chase & Co.,
Sr. Unsec’d. Notes
3.509%(ff)	01/23/29	200	208,039
4.500%	01/24/22	200	208,839
Morgan Stanley,
Sr. Unsec’d. Notes, GMTN
3.125%	01/23/23	200	204,434
State Savings Bank of Ukraine Via SSB #1 PLC (Ukraine),
Sr. Unsec’d. Notes
9.375%	03/10/23	61	54,927
9.625%	03/20/25	100	89,989
Uzbek Industrial and Construction Bank ATB (Uzbekistan),
Sr. Unsec’d. Notes
5.750%	12/02/24	200	183,132
Wells Fargo & Co.,
Sr. Unsec’d. Notes, MTN
5.013%	04/04/51	112	142,003
Westpac Banking Corp. (Australia),
Sub. Notes
2.894%(ff)	02/04/30	130	125,051
			4,245,834
Beverages — 0.1%
Anheuser-Busch Cos. LLC/Anheuser-Busch InBev Worldwide, Inc. (Belgium),
Gtd. Notes
4.700%	02/01/36	234	244,239
Central American Bottling Corp. (Guatemala),
Gtd. Notes, 144A
5.750%	01/31/27	180	157,764
Coca-Cola Femsa SAB de CV (Mexico),
Gtd. Notes
2.750%	01/22/30	150	147,187
			549,190
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Corporate Bonds (continued)
Building Materials — 0.1%
Johnson Controls International PLC,
Sr. Unsec’d. Notes
6.000%	01/15/36	77	$91,657
Martin Marietta Materials, Inc.,
Sr. Unsec’d. Notes
2.500%	03/15/30	48	43,785
4.250%	07/02/24	200	221,946
Masco Corp.,
Sr. Unsec’d. Notes
7.750%	08/01/29	200	236,490
			593,878
Chemicals — 0.0%
Equate Petrochemical BV (Kuwait),
Gtd. Notes, EMTN
4.250%	11/03/26	200	189,897
Commercial Services — 0.1%
Conservation Fund A Nonprofit Corp. (The),
Sr. Unsec’d. Notes
3.474%	12/15/29	54	60,373
ERAC USA Finance LLC,
Gtd. Notes, 144A
7.000%	10/15/37	100	125,112
GEMS MENASA Cayman Ltd./GEMS Education Delaware LLC (United Arab Emirates),
Sr. Sec’d. Notes, 144A
7.125%	07/31/26	200	166,414
Howard University,
Insured Notes
2.416%	10/01/24	12	12,633
2.516%	10/01/25	16	16,897
Unsec’d. Notes
2.638%	10/01/21	10	10,139
2.738%	10/01/22	11	11,286
2.801%	10/01/23	12	12,443
TMS International Corp.,
Sr. Unsec’d. Notes, 144A
7.250%	08/15/25	170	145,577
United Rentals North America, Inc.,
Gtd. Notes
5.500%	05/15/27	50	49,336
			610,210
Computers — 0.0%
Dell International LLC/EMC Corp.,
Sr. Sec’d. Notes, 144A
5.300%	10/01/29(a)	100	99,760
Distribution/Wholesale — 0.0%
American Builders & Contractors Supply Co., Inc.,
Sr. Sec’d. Notes, 144A
4.000%	01/15/28	65	59,384
KAR Auction Services, Inc.,
Gtd. Notes, 144A
5.125%	06/01/25	70	67,643
			127,027

A12

AST MFS GROWTH ALLOCATION PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of March 31, 2020 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Corporate Bonds (continued)
Diversified Financial Services — 0.4%
Avolon Holdings Funding Ltd. (Ireland),
Gtd. Notes, 144A
3.950%	07/01/24	200	$157,597
Banco BTG Pactual SA (Brazil),
Sr. Unsec’d. Notes, 144A
4.500%	01/10/25	200	173,886
CCBL Cayman 1 Corp. Ltd. (China),
Gtd. Notes, EMTN
3.500%	05/16/24	200	214,269
CDBL Funding 1 (China),
Gtd. Notes
4.250%	12/02/24	200	219,686
E*TRADE Financial Corp.,
Sr. Unsec’d. Notes
4.500%	06/20/28(a)	200	205,583
Global Aircraft Leasing Co. Ltd. (Cayman Islands),
Sr. Unsec’d. Notes, 144A, Cash coupon 6.500% or PIK 7.250%
6.500%	09/15/24	411	264,599
Intercontinental Exchange, Inc.,
Gtd. Notes
3.100%	09/15/27	200	204,896
Muthoot Finance Ltd. (India),
Sr. Sec’d. Notes, 144A, MTN
4.400%	09/02/23	200	156,474
Raymond James Financial, Inc.,
Sr. Unsec’d. Notes
4.950%	07/15/46	150	172,353
Salmon River Export LLC,
Gov’t. Gtd. Notes
2.193%	09/15/26	316	324,248
Toll Road Investors Partnership II LP,
Insured Notes, 144A
5.186%(s)	02/15/43	200	73,321
			2,166,912
Electric — 0.9%
Adani Transmission Ltd. (India),
Sr. Sec’d. Notes, 144A
4.250%	05/21/36	200	188,000
AEP Transmission Co. LLC,
Sr. Unsec’d. Notes
4.000%	12/01/46	150	152,984
Sr. Unsec’d. Notes, Series M
3.650%	04/01/50	41	41,723
AES Gener SA (Chile),
Jr. Sub. Notes, 144A
6.350%(ff)	10/07/79	200	147,471
Centrais Eletricas Brasileiras SA (Brazil),
Sr. Unsec’d. Notes, 144A
4.625%	02/04/30	200	176,944
Colbun SA (Chile),
Sr. Unsec’d. Notes, 144A
3.150%	03/06/30	200	177,542
Consorcio Transmantaro SA (Peru),
Sr. Unsec’d. Notes, 144A
4.700%	04/16/34(a)	200	188,954
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Corporate Bonds (continued)
Electric (cont’d.)
Emirates Semb Corp. Water & Power Co. PJSC (United Arab Emirates),
Sr. Sec’d. Notes, 144A
4.450%	08/01/35	200	$213,969
Empresa de Transmision Electrica SA (Panama),
Sr. Unsec’d. Notes, 144A
5.125%	05/02/49	200	200,699
Enel Finance International NV (Italy),
Gtd. Notes, 144A
2.875%	05/25/22	222	215,229
3.500%	04/06/28	300	294,276
Engie Energia Chile SA (Chile),
Sr. Unsec’d. Notes, 144A
3.400%	01/28/30	200	170,160
Eskom Holdings SOC Ltd. (South Africa),
Gov’t. Gtd. Notes, 144A, EMTN
6.350%	08/10/28	200	170,264
Exelon Corp.,
Sr. Unsec’d. Notes
4.700%	04/15/50	47	49,145
FirstEnergy Corp.,
Sr. Unsec’d. Notes
2.650%	03/01/30	118	111,382
Sr. Unsec’d. Notes, Series C
4.850%	07/15/47	150	167,502
Infraestructura Energetica Nova SAB de CV (Mexico),
Sr. Unsec’d. Notes, 144A
4.875%	01/14/48	200	155,946
Inkia Energy Ltd. (Peru),
Sr. Unsec’d. Notes, 144A
5.875%	11/09/27	200	173,252
Mong Duong Finance Holdings BV (Vietnam),
Sr. Sec’d. Notes, 144A
5.125%	05/07/29	250	209,755
NTPC Ltd. (India),
Sr. Unsec’d. Notes, EMTN
4.250%	02/26/26	200	190,318
Star Energy Geothermal Wayang Windu Ltd. (Indonesia),
Sr. Sec’d. Notes, 144A
6.750%	04/24/33	184	167,787
State Grid Overseas Investment 2016 Ltd. (China),
Gtd. Notes, 144A, MTN
2.750%	05/04/22	200	202,160
3.500%	05/04/27	425	454,990
Termocandelaria Power Ltd. (Colombia),
Gtd. Notes, 144A
7.875%	01/30/29(a)	200	162,384
Terraform Global Operating LLC,
Gtd. Notes, 144A
6.125%	03/01/26	65	63,865
Transelec SA (Chile),
Sr. Unsec’d. Notes, 144A
4.625%	07/26/23	200	202,181
			4,648,882

A13

AST MFS GROWTH ALLOCATION PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of March 31, 2020 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Corporate Bonds (continued)
Electronics — 0.0%
Sensata Technologies BV,
Gtd. Notes, 144A
5.000%	10/01/25	65	$61,914
Energy-Alternate Sources — 0.1%
Adani Green Energy UP Ltd./Prayatna Developers Private Ltd./Parampujya Solar Energ (India),
Sr. Sec’d. Notes, 144A
6.250%	12/10/24	210	186,178
ReNew Power Pvt Ltd. (India),
Sr. Sec’d. Notes, 144A
5.875%	03/05/27	200	140,943
			327,121
Engineering & Construction — 0.1%
Aeropuerto Internacional de Tocumen SA (Panama),
Sr. Sec’d. Notes
5.625%	05/18/36	200	241,236
Entertainment — 0.0%
Live Nation Entertainment, Inc.,
Gtd. Notes, 144A
4.750%	10/15/27	90	80,549
Six Flags Entertainment Corp.,
Gtd. Notes, 144A
4.875%	07/31/24(a)	150	128,490
			209,039
Foods — 0.1%
BRF SA (Brazil),
Sr. Unsec’d. Notes, 144A
4.875%	01/24/30	200	168,227
General Mills, Inc.,
Sr. Unsec’d. Notes
2.875%	04/15/30	154	153,692
			321,919
Gas — 0.1%
Boston Gas Co.,
Sr. Unsec’d. Notes, 144A
3.150%	08/01/27	200	199,188
Gas Natural de Lima y Callao SA (Peru),
Sr. Unsec’d. Notes
4.375%	04/01/23	200	192,915
KeySpan Gas East Corp.,
Unsec’d. Notes, 144A
2.742%	08/15/26	200	202,104
Promigas SA ESP/Gases del Pacifico SAC (Colombia),
Sr. Unsec’d. Notes, 144A
3.750%	10/16/29	200	162,444
			756,651
Healthcare-Products — 0.1%
Abbott Laboratories,
Sr. Unsec’d. Notes
3.400%	11/30/23	200	212,423
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Corporate Bonds (continued)
Healthcare-Products (cont’d.)
Alcon Finance Corp.,
Gtd. Notes, 144A
2.750%	09/23/26	200	$202,333
			414,756
Healthcare-Services — 0.2%
Centene Corp.,
Sr. Unsec’d. Notes, 144A
4.625%	12/15/29	43	43,215
HCA, Inc.,
Gtd. Notes
5.625%	09/01/28	165	174,155
Sr. Sec’d. Notes
4.125%	06/15/29	104	104,713
Laboratory Corp. of America Holdings,
Sr. Unsec’d. Notes
4.700%	02/01/45	100	113,850
Toledo Hospital (The),
Sec’d. Notes
5.325%	11/15/28	166	178,001
5.325%	11/15/28	96	119,637
Sr. Sec’d. Notes
5.750%	11/15/38	62	72,690
Tower Health,
Unsec’d. Notes
4.451%	02/01/50	151	148,429
			954,690
Insurance — 0.1%
American International Group, Inc.,
Sr. Unsec’d. Notes
3.750%	07/10/25	150	151,341
4.700%	07/10/35	100	99,699
Fairfax Financial Holdings Ltd. (Canada),
Sr. Unsec’d. Notes
4.850%	04/17/28	111	119,792
Hartford Financial Services Group, Inc. (The),
Sr. Unsec’d. Notes
2.800%	08/19/29	131	127,730
Marsh & McLennan Cos., Inc.,
Sr. Unsec’d. Notes
4.200%	03/01/48	148	162,158
			660,720
Internet — 0.2%
Booking Holdings, Inc.,
Sr. Unsec’d. Notes
3.650%	03/15/25	200	197,702
JD.com, Inc. (China),
Sr. Unsec’d. Notes
3.375%	01/14/30	200	199,430
Prosus NV (China),
Sr. Unsec’d. Notes, 144A
3.680%	01/21/30(a)	400	343,856

A14

AST MFS GROWTH ALLOCATION PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of March 31, 2020 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Corporate Bonds (continued)
Internet (cont’d.)
Tencent Holdings Ltd. (China),
Sr. Unsec’d. Notes, EMTN
3.595%	01/19/28	200	$213,412
			954,400
Investment Companies — 0.1%
MDGH - GMTN BV (United Arab Emirates),
Gtd. Notes, 144A, MTN
2.500%	11/07/24	200	192,096
2.875%	11/07/29	200	188,838
			380,934
Lodging — 0.0%
Las Vegas Sands Corp.,
Sr. Unsec’d. Notes
3.500%	08/18/26	73	66,897
Machinery-Diversified — 0.1%
CNH Industrial NV (United Kingdom),
Sr. Unsec’d. Notes, MTN
3.850%	11/15/27(a)	200	190,164
Granite US Holdings Corp.,
Gtd. Notes, 144A
11.000%	10/01/27	65	66,088
Otis Worldwide Corp.,
Gtd. Notes, 144A
2.565%	02/15/30	118	114,295
Westinghouse Air Brake Technologies Corp.,
Gtd. Notes
4.950%	09/15/28	400	386,075
			756,622
Media — 0.3%
CCO Holdings LLC/CCO Holdings Capital Corp.,
Sr. Unsec’d. Notes, 144A
5.000%	02/01/28(a)	125	125,474
Charter Communications Operating LLC/Charter Communications Operating Capital,
Sr. Sec’d. Notes
4.908%	07/23/25	100	107,485
6.484%	10/23/45	200	244,337
Comcast Corp.,
Gtd. Notes
6.950%	08/15/37	150	221,043
Cox Communications, Inc.,
Sr. Unsec’d. Notes, 144A
3.150%	08/15/24	200	204,367
CSC Holdings LLC,
Gtd. Notes, 144A
5.500%	05/15/26	200	206,682
Fox Corp.,
Sr. Unsec’d. Notes
3.500%	04/08/30	38	37,924
Sr. Unsec’d. Notes, 144A
4.709%	01/25/29(a)	150	164,441
Globo Comunicacao e Participacoes SA (Brazil),
Sr. Unsec’d. Notes, 144A
4.875%	01/22/30	200	174,713
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Corporate Bonds (continued)
Media (cont’d.)
Sirius XM Radio, Inc.,
Gtd. Notes, 144A
5.375%	07/15/26	150	$151,833
VTR Finance BV (Chile),
Sr. Sec’d. Notes
6.875%	01/15/24	200	182,633
			1,820,932
Mining — 0.1%
Freeport-McMoRan, Inc.,
Gtd. Notes
5.400%	11/14/34(a)	110	101,022
Northwest Acquisitions ULC/Dominion Finco, Inc.,
Sec’d. Notes, 144A
7.125%	11/01/22	140	68,574
Novelis Corp.,
Gtd. Notes, 144A
5.875%	09/30/26	150	148,429
Petra Diamonds US Treasury PLC (South Africa),
Sec’d. Notes
7.250%	05/01/22	200	43,380
			361,405
Multi-National — 0.0%
Banque Ouest Africaine de Developpement (Supranational Bank),
Sr. Unsec’d. Notes, 144A
4.700%	10/22/31	200	178,462
Oil & Gas — 0.5%
Callon Petroleum Co.,
Gtd. Notes
8.250%	07/15/25	24	4,226
Empresa Nacional del Petroleo (Chile),
Sr. Unsec’d. Notes
4.375%	10/30/24	200	194,695
Eni SpA (Italy),
Sr. Unsec’d. Notes, 144A
4.000%	09/12/23	200	195,142
Ensign Drilling, Inc. (Canada),
Gtd. Notes, 144A
9.250%	04/15/24	85	31,398
Gazprom PJSC via Gaz Finance PLC (Russia),
Sr. Unsec’d. Notes, 144A
3.250%	02/25/30	200	187,087
KazMunayGas National Co. JSC (Kazakhstan),
Sr. Unsec’d. Notes, 144A
5.375%	04/24/30	300	296,887
Pertamina Persero PT (Indonesia),
Sr. Unsec’d. Notes, 144A, MTN
4.150%	02/25/60	200	167,887
Petrobras Global Finance BV (Brazil),
Gtd. Notes
6.750%	01/27/41	23	22,373
6.900%	03/19/49	194	188,774
Petroleos del Peru SA (Peru),
Sr. Unsec’d. Notes
4.750%	06/19/32	300	273,358

A15

AST MFS GROWTH ALLOCATION PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of March 31, 2020 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Corporate Bonds (continued)
Oil & Gas (cont’d.)
Petroleos Mexicanos (Mexico),
Gtd. Notes
5.350%	02/12/28	48	$33,118
6.500%	06/02/41	95	60,602
Gtd. Notes, 144A
6.840%	01/23/30	89	64,312
7.690%	01/23/50	158	107,889
Puma International Financing SA (Singapore),
Gtd. Notes, 144A
5.000%	01/24/26	200	78,393
Saka Energi Indonesia PT (Indonesia),
Sr. Unsec’d. Notes, 144A
4.450%	05/05/24	200	149,101
Sinopec Group Overseas Development Ltd. (China),
Gtd. Notes, 144A
4.375%	04/10/24	300	325,556
Tengizchevroil Finance Co. International Ltd. (Kazakhstan),
Sr. Sec’d. Notes
4.000%	08/15/26	200	190,065
			2,570,863
Oil & Gas Services — 0.0%
Apergy Corp.,
Gtd. Notes
6.375%	05/01/26	120	91,480
Halliburton Co.,
Sr. Unsec’d. Notes
5.000%	11/15/45	54	42,203
			133,683
Packaging & Containers — 0.1%
Crown Americas LLC/Crown Americas Capital Corp. VI,
Gtd. Notes
4.750%	02/01/26	155	158,832
SAN Miguel Industrias Pet SA (Peru),
Gtd. Notes
4.500%	09/18/22	200	179,147
			337,979
Pharmaceuticals — 0.1%
Allergan Funding SCS,
Gtd. Notes
3.800%	03/15/25	150	153,894
Becton, Dickinson & Co.,
Sr. Unsec’d. Notes
4.669%	06/06/47	100	109,558
Elanco Animal Health, Inc.,
Sr. Unsec’d. Notes
5.650%	08/28/28	150	158,656
			422,108
Pipelines — 0.4%
AI Candelaria Spain SLU (Spain),
Sr. Sec’d. Notes
7.500%	12/15/28	250	186,204
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Corporate Bonds (continued)
Pipelines (cont’d.)
Cheniere Energy Partners LP,
Gtd. Notes, 144A
4.500%	10/01/29	95	$84,399
Enbridge, Inc. (Canada),
Gtd. Notes
4.250%	12/01/26	200	181,270
KazTransGas JSC (Kazakhstan),
Gtd. Notes
4.375%	09/26/27	200	187,910
Kinder Morgan Energy Partners LP,
Gtd. Notes
5.400%	09/01/44	200	154,411
ONEOK, Inc.,
Gtd. Notes
5.200%	07/15/48	150	119,162
Peru LNG Srl (Peru),
Sr. Unsec’d. Notes
5.375%	03/22/30	300	176,995
Plains All American Pipeline LP/PAA Finance Corp.,
Sr. Unsec’d. Notes
3.550%	12/15/29	75	53,193
Sabine Pass Liquefaction LLC,
Sr. Sec’d. Notes
4.200%	03/15/28	200	172,342
Southern Gas Corridor CJSC (Azerbaijan),
Gov’t. Gtd. Notes
6.875%	03/24/26	200	204,040
Gov’t. Gtd. Notes, 144A
6.875%	03/24/26	260	265,252
Targa Resources Partners LP/Targa Resources Partners Finance Corp.,
Gtd. Notes
5.875%	04/15/26(a)	150	124,583
			1,909,761
Real Estate Investment Trusts (REITs) — 0.2%
American Tower Corp.,
Sr. Unsec’d. Notes
3.550%	07/15/27(a)	200	200,143
3.800%	08/15/29	32	32,648
Equinix, Inc.,
Sr. Unsec’d. Notes
5.375%	05/15/27	150	150,689
GLP Capital LP/GLP Financing II, Inc.,
Gtd. Notes
5.250%	06/01/25	420	389,271
5.375%	11/01/23	65	59,299
5.375%	04/15/26	15	13,434
MPT Operating Partnership LP/MPT Finance Corp.,
Gtd. Notes
5.000%	10/15/27	85	82,401
SBA Communications Corp.,
Sr. Unsec’d. Notes, 144A
3.875%	02/15/27	30	30,104
			957,989

A16

AST MFS GROWTH ALLOCATION PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of March 31, 2020 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Corporate Bonds (continued)
Retail — 0.1%
Home Depot, Inc. (The),
Sr. Unsec’d. Notes
3.350%	04/15/50	75	$79,461
TJX Cos, Inc. (The),
Sr. Unsec’d. Notes
3.875%	04/15/30	143	148,045
4.500%	04/15/50	58	62,295
			289,801
Semiconductors — 0.1%
Broadcom Corp./Broadcom Cayman Finance Ltd.,
Gtd. Notes
3.875%	01/15/27	321	306,209
Broadcom, Inc.,
Gtd. Notes, 144A
4.750%	04/15/29	84	85,133
			391,342
Software — 0.0%
Fiserv, Inc.,
Sr. Unsec’d. Notes
3.500%	07/01/29	81	84,987
MSCI, Inc.,
Gtd. Notes, 144A
3.625%	09/01/30	30	28,622
5.375%	05/15/27	25	25,602
SS&C Technologies, Inc.,
Gtd. Notes, 144A
5.500%	09/30/27	20	20,836
			160,047
Telecommunications — 0.1%
AT&T, Inc.,
Sr. Unsec’d. Notes
5.250%	03/01/37	250	291,527
Millicom International Cellular SA (Colombia),
Sr. Unsec’d. Notes
5.125%	01/15/28	200	174,797
Verizon Communications, Inc.,
Sr. Unsec’d. Notes
5.012%	04/15/49	106	143,015
			609,339
Transportation — 0.1%
Autoridad del Canal de Panama (Panama),
Sr. Unsec’d. Notes, 144A
4.950%	07/29/35	200	228,902
CSX Corp.,
Sr. Unsec’d. Notes
3.800%	04/15/50	19	19,832
Navios South American Logistics, Inc./Navios Logistics Finance US, Inc. (Uruguay),
Gtd. Notes
7.250%	05/01/22	130	112,944
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Corporate Bonds (continued)
Transportation (cont’d.)
Rumo Luxembourg Sarl (Brazil),
Gtd. Notes
5.875%	01/18/25	200	$186,645
			548,323
Water — 0.0%
Aegea Finance Sarl (Brazil),
Gtd. Notes, 144A
5.750%	10/10/24	200	184,000

Total Corporate Bonds (cost $34,290,378)			31,960,795
Municipal Bonds — 0.3%
California — 0.1%
State of California,
General Obligation Unlimited
4.000%	03/01/29	85	98,384
General Obligation Unlimited, BABs, BABs
7.600%	11/01/40	150	251,934
			350,318
Florida — 0.0%
Escambia Cnty. Health Facilities Authority,
Revenue Bonds
3.607%	08/15/40	30	28,976
Illinois — 0.1%
City of Chicago,
General Obligation Unlimited, BABs, Series C, BABs
6.207%	01/01/36	215	273,295
Sales Tax Securitization Corp.,
Taxable, Revenue Bonds, Series B
3.411%	01/01/43	90	85,614
			358,909
Michigan — 0.0%
Michigan Finance Authority,
Taxable, Revenue Bonds
3.384%	12/01/40	160	159,848
New Jersey — 0.1%
New Jersey Economic Development Authority,
Revenue Bonds, Series A
7.425%	02/15/29	176	210,772
New Jersey Transportation Trust Fund Authority,
Taxable, Revenue Bonds
2.551%	06/15/23	130	130,596
			341,368
New York — 0.0%
New York State Dormitory Authority,
Revenue Bonds, Series A(hh)
5.000%	07/01/30	80	102,366
Puerto Rico — 0.0%
Puerto Rico Industrial Tourist Educational Medical & Envirml Ctl Facs Fing Auth,
Revenue Bonds, Series B
9.120%	06/01/22	100	102,269

A17

AST MFS GROWTH ALLOCATION PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of March 31, 2020 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#		Value

Municipal Bonds (continued)
Texas — 0.0%
Central Texas Turnpike System,
Revenue Bonds, Series B
1.980%(cc)	08/15/42		75	$76,259

Total Municipal Bonds (cost $1,515,352)				1,520,313
Residential Mortgage-Backed Securities — 0.0%
Fannie Mae REMICS,
Series 2010-43, Class AH
3.250%	05/25/40		8	8,161
Series 2014-10, Class KM
3.500%	09/25/43		27	29,205
Series 2014-35, Class CA
3.500%	06/25/44		11	12,315
Series 2017-33, Class LB
3.000%	05/25/39		21	22,307
Freddie Mac REMICS,
Series 3934, Class PG
3.000%	07/15/41		19	20,177
Series 4533, Class GA
3.000%	06/15/28		39	41,140
Government National Mortgage Assoc.,
Series 2012-12, Class KN
4.500%	09/20/41		8	9,196
Seasoned Credit Risk Transfer Trust,
Series 2019-02, Class MV
3.500%	08/25/58		10	10,459
Series 2019-03, Class MA
3.500%	10/25/58		18	19,295
Series 2019-03, Class MV
3.500%	10/25/58		10	10,557
Series 2019-04, Class MA
3.000%	02/25/59		19	19,820
Series 2019-04, Class MV
3.000%	02/25/59		10	10,310

Total Residential Mortgage-Backed Securities (cost $205,511)				212,942
Sovereign Bonds — 3.5%
Abu Dhabi Government International Bond (United Arab Emirates),
Sr. Unsec’d. Notes, 144A
2.500%	09/30/29		200	194,460
Angolan Government International Bond (Angola),
Sr. Unsec’d. Notes, 144A, MTN
9.125%	11/26/49		200	78,288
Argentine Republic Government International Bond (Argentina),
Sr. Unsec’d. Notes
5.875%	01/11/28		106	28,947
6.875%	01/26/27		177	48,020
Australia Government Bond (Australia),
Sr. Unsec’d. Notes
3.000%	09/20/25	AUD	3	2,644
Bermuda Government International Bond (Bermuda),
Sr. Unsec’d. Notes, 144A
4.750%	02/15/29		200	202,845
Interest Rate	Maturity Date	Principal Amount (000)#		Value

Sovereign Bonds (continued)
Brazilian Government International Bond (Brazil),
Sr. Unsec’d. Notes
4.500%	05/30/29		500	$514,215
5.000%	01/27/45		200	190,173
Croatia Government International Bond (Croatia),
Sr. Unsec’d. Notes, 144A
5.500%	04/04/23		300	314,783
Dominican Republic International Bond (Dominican Republic),
Sr. Unsec’d. Notes
5.500%	01/27/25		200	190,388
6.500%	02/15/48		150	131,721
7.450%	04/30/44		100	97,008
Sr. Unsec’d. Notes, 144A
4.500%	01/30/30		150	129,721
5.875%	01/30/60		150	125,125
Ecuador Government International Bond (Ecuador),
Sr. Unsec’d. Notes
7.875%	01/23/28		200	55,413
8.875%	10/23/27		200	54,249
Egypt Government International Bond (Egypt),
Sr. Unsec’d. Notes
6.588%	02/21/28		300	253,420
Sr. Unsec’d. Notes, 144A
5.577%	02/21/23		300	277,743
Sr. Unsec’d. Notes, 144A, MTN
6.375%	04/11/31	EUR	100	87,681
7.053%	01/15/32		200	162,984
7.600%	03/01/29		200	179,922
8.500%	01/31/47		200	163,473
El Salvador Government International Bond (El Salvador),
Sr. Unsec’d. Notes, 144A
7.125%	01/20/50		200	154,577
Export Credit Bank of Turkey (Turkey),
Sr. Unsec’d. Notes
5.375%	10/24/23		200	174,361
Export-Import Bank of India (India),
Sr. Unsec’d. Notes
3.375%	08/05/26		200	192,117
Sr. Unsec’d. Notes, EMTN
4.000%	01/14/23		250	251,726
Ghana Government International Bond (Ghana),
Bank Gtd. Notes
10.750%	10/14/30		270	275,604
Guatemala Government Bond (Guatemala),
Sr. Unsec’d. Notes
4.875%	02/13/28		200	195,570
Sr. Unsec’d. Notes, 144A
4.900%	06/01/30		200	190,648
Hungary Government International Bond (Hungary),
Sr. Unsec’d. Notes
5.375%	02/21/23		352	379,012
Indonesia Government International Bond (Indonesia),
Sr. Unsec’d. Notes
2.850%	02/14/30		400	389,125
3.500%	01/11/28		200	197,922
Sr. Unsec’d. Notes, EMTN
4.750%	01/08/26		200	212,320

A18

AST MFS GROWTH ALLOCATION PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of March 31, 2020 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#		Value

Sovereign Bonds (continued)
Israel Government International Bond (Israel),
Sr. Unsec’d. Notes
4.500%	04/03/20		200	$200,000
Ivory Coast Government International Bond (Ivory Coast),
Sr. Unsec’d. Notes
5.250%	03/22/30	EUR	100	94,480
5.750%	12/31/32		171	153,383
6.125%	06/15/33		200	174,946
Sr. Unsec’d. Notes, 144A
6.875%	10/17/40	EUR	132	124,632
Jamaica Government International Bond (Jamaica),
Sr. Unsec’d. Notes
6.750%	04/28/28		200	210,845
7.875%	07/28/45		200	219,288
8.000%	03/15/39		300	327,175
Kazakhstan Government International Bond (Kazakhstan),
Sr. Unsec’d. Notes, 144A, MTN
1.500%	09/30/34	EUR	100	95,952
Kenya Government International Bond (Kenya),
Sr. Unsec’d. Notes
7.000%	05/22/27		200	185,449
Sr. Unsec’d. Notes, 144A
8.000%	05/22/32		200	185,261
Mexico Government International Bond (Mexico),
Sr. Unsec’d. Notes
4.500%	04/22/29		400	410,306
Montenegro Government International Bond (Montenegro),
Sr. Unsec’d. Notes, 144A
2.550%	10/03/29	EUR	113	116,536
Morocco Government International Bond (Morocco),
Sr. Unsec’d. Notes
4.250%	12/11/22		200	198,544
Nigeria Government International Bond (Nigeria),
Sr. Unsec’d. Notes
7.696%	02/23/38		220	148,697
Sr. Unsec’d. Notes, 144A
7.625%	11/21/25		220	170,256
Pakistan Government International Bond (Pakistan),
Sr. Unsec’d. Notes
7.875%	03/31/36		100	86,268
Panama Government International Bond (Panama),
Sr. Unsec’d. Notes
3.160%	01/23/30		200	201,071
4.500%	04/01/56		200	217,159
Sr. Unsec’d. Notes, 144A
3.750%	04/17/26		200	198,097
Paraguay Government International Bond (Paraguay),
Sr. Unsec’d. Notes
5.000%	04/15/26		200	204,307
Sr. Unsec’d. Notes, 144A
5.400%	03/30/50(a)		400	375,038
Philippine Government International Bond (Philippines),
Sr. Unsec’d. Notes
5.500%	03/30/26		250	286,839
Province of Santa Fe (Argentina),
Sr. Unsec’d. Notes
7.000%	03/23/23		150	118,700
Interest Rate	Maturity Date	Principal Amount (000)#		Value

Sovereign Bonds (continued)
Qatar Government International Bond (Qatar),
Sr. Unsec’d. Notes
4.500%	04/23/28		500	$548,067
Sr. Unsec’d. Notes, 144A
4.817%	03/14/49		300	352,310
Republic of Armenia International Bond (Armenia),
Sr. Unsec’d. Notes
7.150%	03/26/25		200	205,504
Republic of Azerbaijan International Bond (Azerbaijan),
Sr. Unsec’d. Notes
3.500%	09/01/32		500	419,112
Republic of Poland Government International Bond (Poland),
Sr. Unsec’d. Notes
3.250%	04/06/26		93	100,980
Republic of South Africa Government International Bond (South Africa),
Sr. Unsec’d. Notes
4.850%	09/30/29		200	164,680
Romanian Government International Bond (Romania),
Sr. Unsec’d. Notes, 144A, EMTN
4.625%	04/03/49	EUR	35	40,535
Unsec’d. Notes, 144A, MTN
2.124%	07/16/31	EUR	161	163,059
Russian Federal Bond (Russia),
Bonds, Series 6225
7.250%	05/10/34	RUB	3,068	40,804
Russian Foreign Bond - Eurobond (Russia),
Sr. Unsec’d. Notes
4.250%	06/23/27		600	629,585
4.750%	05/27/26		400	426,176
Sr. Unsec’d. Notes, 144A
5.100%	03/28/35		400	462,251
Saudi Government International Bond (Saudi Arabia),
Sr. Unsec’d. Notes, EMTN
4.500%	04/17/30		430	468,035
Senegal Government International Bond (Senegal),
Unsec’d. Notes
6.250%	05/23/33		240	214,859
Serbia International Bond (Serbia),
Sr. Unsec’d. Notes, 144A
1.500%	06/26/29	EUR	100	100,697
Sri Lanka Government International Bond (Sri Lanka),
Sr. Unsec’d. Notes
6.200%	05/11/27		350	199,661
Sr. Unsec’d. Notes, 144A
6.850%	03/14/24		200	126,650
Turkey Government International Bond (Turkey),
Sr. Unsec’d. Notes
4.250%	03/13/25		400	342,895
4.250%	04/14/26		200	167,072
5.125%	02/17/28		300	251,774
5.600%	11/14/24		200	184,177
6.875%	03/17/36		52	46,025
Ukraine Government International Bond (Ukraine),
Sr. Unsec’d. Notes
—%(p)	05/31/40		279	206,403
7.375%	09/25/32		200	181,433
7.750%	09/01/23		250	233,677
7.750%	09/01/25		365	330,347

A19

AST MFS GROWTH ALLOCATION PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of March 31, 2020 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#		Value

Sovereign Bonds (continued)
7.750%	09/01/26		100	$91,960
7.750%	09/01/27		200	183,447
Uruguay Government International Bond (Uruguay),
Sr. Unsec’d. Notes
4.375%	01/23/31		359	391,267
4.975%	04/20/55		79	89,950
5.100%	06/18/50		39	44,504
8.500%	03/15/28	UYU	3,060	54,451
Vietnam Government International Bond (Vietnam),
Sr. Unsec’d. Notes
4.800%	11/19/24		546	540,733

Total Sovereign Bonds (cost $20,711,594)				18,802,514
U.S. Government Agency Obligations — 2.0%
Federal Home Loan Mortgage Corp.
3.000%	10/01/34		51	53,244
3.000%	11/01/34		66	69,591
3.000%	11/01/42		156	165,670
3.000%	11/01/46		506	533,774
3.000%	12/01/46		179	188,322
3.000%	02/01/50		65	68,318
3.500%	04/01/32		101	107,100
3.500%	08/01/32		203	218,570
3.500%	07/01/42		44	47,554
3.500%	08/01/46		285	303,868
3.500%	05/01/49		28	30,094
4.000%	01/01/40		362	391,029
4.000%	01/01/50		97	103,332
4.500%	08/01/46		106	115,642
Federal National Mortgage Assoc.
2.500%	TBA		500	518,438
2.500%	03/01/35		124	128,946
2.500%	11/01/46		39	40,989
2.500%	02/01/50		31	31,764
2.500%	02/01/50		56	58,179
3.000%	TBA		925	968,610
3.000%	11/01/28		12	12,548
3.000%	09/01/32		238	249,900
3.000%	08/01/33		83	86,455
3.000%	09/01/34		67	69,863
3.000%	11/01/46		248	261,199
3.500%	TBA		1,200	1,269,164
3.500%	03/01/42		231	247,840
3.500%	03/01/46		24	25,118
3.500%	04/01/46		219	233,059
3.500%	06/01/46		491	522,508
3.500%	11/01/48		21	22,286
4.000%	TBA		400	426,960
4.000%	06/01/39		442	478,143
4.000%	03/01/45		238	259,651
4.000%	02/01/46		134	144,886
5.000%	11/01/33		67	74,026
5.000%	06/01/40		97	107,497
5.000%	10/01/41		135	149,994
Government National Mortgage Assoc.
3.000%	TBA		250	264,110
3.000%	TBA		250	264,442
Interest Rate	Maturity Date	Principal Amount (000)#	Value

U.S. Government Agency Obligations (continued)
3.000%	06/20/46	253	$271,389
3.000%	09/20/47	45	47,675
3.500%	01/15/42	191	206,341
3.500%	04/20/46	104	110,353
3.500%	05/20/46	268	284,949
3.500%	10/20/49	49	51,775
4.000%	09/20/49	47	50,125
4.000%	10/20/49	48	51,153
4.500%	04/20/49	174	185,229
5.000%	06/20/48	88	94,128

Total U.S. Government Agency Obligations (cost $10,400,358)			10,665,800
U.S. Treasury Obligations — 2.7%
U.S. Treasury Bonds
2.000%	02/15/50	1,400	1,625,969
2.875%	05/15/49	11	14,555
3.500%	02/15/39	146	205,221
U.S. Treasury Inflation Indexed Bonds, TIPS
0.375%	07/15/27(k)	881	906,979
0.750%	07/15/28	388	416,373
0.750%	02/15/42(k)	1,524	1,708,048
1.000%	02/15/46(k)	895	1,088,540
1.375%	02/15/44	221	283,030
1.750%	01/15/28(k)	564	640,712
2.500%	01/15/29(k)	1,233	1,514,152
U.S. Treasury Notes
1.375%	01/31/25(k)	6,000	6,284,531

Total U.S. Treasury Obligations (cost $14,121,450)			14,688,110

Total Long-Term Investments (cost $474,080,469)			429,785,567

	Shares
Short-Term Investments — 22.0%
Affiliated Mutual Funds
PGIM Core Ultra Short Bond Fund(w)	73,055,645	73,055,645
PGIM Institutional Money Market Fund (cost $45,008,257; includes $44,963,974 of cash collateral for securities on loan)(b)(w)	45,079,404	45,007,277

Total Short-Term Investments (cost $118,063,902)		118,062,922

TOTAL INVESTMENTS—101.9% (cost $592,144,371)		547,848,489

Liabilities in excess of other assets(z) — (1.9)%		(10,039,697)

Net Assets — 100.0%		$537,808,792

Below is a list of the abbreviation(s) used in the quarterly schedule of portfolio holdings:
AUD	Australian Dollar
BRL	Brazilian Real
CAD	Canadian Dollar
COP	Colombian Peso

A20

AST MFS GROWTH ALLOCATION PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of March 31, 2020 (unaudited)
CZK	Czech Koruna
EUR	Euro
IDR	Indonesian Rupiah
KRW	South Korean Won
MXN	Mexican Peso
MYR	Malaysian Ringgit
RUB	Russian Ruble
UYU	Uruguayan Peso

144A	Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and, pursuant to the requirements of Rule 144A, may not be resold except to qualified institutional buyers.
ADR	American Depositary Receipt
BABs	Build America Bonds
CDX	Credit Derivative Index
CLO	Collateralized Loan Obligation
CVA	Certificate Van Aandelen (Bearer)
EAFE	Europe, Australasia, Far East
EMTN	Euro Medium Term Note
FHLMC	Federal Home Loan Mortgage Corporation
GMTN	Global Medium Term Note
IO	Interest Only (Principal amount represents notional)
LIBOR	London Interbank Offered Rate
MSCI	Morgan Stanley Capital International
MTN	Medium Term Note
NYSE	New York Stock Exchange
OTC	Over-the-counter
PIK	Payment-in-Kind
PJSC	Public Joint-Stock Company
REITs	Real Estate Investment Trust
REMICS	Real Estate Mortgage Investment Conduit Security
RTS	Russian Trading System
S&P	Standard & Poor’s
TBA	To Be Announced
TIPS	Treasury Inflation-Protected Securities
UTS	Unit Trust Security
Q	Quarterly payment frequency for swaps

*	Non-income producing security.
#	Principal or notional amount is shown in U.S. dollars unless otherwise stated.
(a)	All or a portion of security is on loan. The aggregate market value of such securities, including those sold and pending settlement, is $43,359,194; cash collateral of $44,963,974 (included in liabilities) was received with which the Portfolio purchased highly liquid short-term investments.
(b)	Represents security, or portion thereof, purchased with cash collateral received for securities on loan and includes dividend reinvestment.
(c)	Variable rate instrument. The interest rate shown reflects the rate in effect at March 31, 2020.
(cc)	Variable rate instrument. The rate shown is based on the latest available information as of March 31, 2020. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description.
(ff)	Variable rate security. Security may be issued at a fixed coupon rate, which converts to a variable rate at a specified date. Rate shown is the rate in effect as of period end.
(hh)	When-issued security.
(k)	Represents security, or a portion thereof, segregated as collateral for centrally cleared/exchange-traded derivatives.
(p)	Interest rate not available as of March 31, 2020.
(rr)	Perpetual security with no stated maturity date.
(s)	Represents zero coupon bond or principal only security. Rate represents yield to maturity at purchase date.
(w)	PGIM Investments LLC, the co-manager of the Portfolio, also serves as manager of the PGIM Core Ultra Short Bond Fund and PGIM Institutional Money Market Fund.
(z)	Includes net unrealized appreciation/(depreciation) and/or market value of the below holdings which are excluded from the Schedule of Investments:

Futures contracts outstanding at March 31, 2020:
Number of Contracts	Type	Expiration Date	Current Notional Amount	Value / Unrealized Appreciation (Depreciation)
Long Positions:
14	2 Year U.S. Treasury Notes	Jun. 2020	$3,085,359	$44,510
13	30 Year U.S. Ultra Treasury Bonds	Jun. 2020	2,884,375	212,215
297	Mini MSCI EAFE Index	Jun. 2020	23,155,605	651,117
295	S&P 500 E-Mini Index	Jun. 2020	37,903,075	(213,336)
				694,506
Short Positions:
13	10 Year U.S. Treasury Notes	Jun. 2020	1,802,937	(28,485)
10	10 Year U.S. Ultra Treasury Notes	Jun. 2020	1,560,313	(88,119)
				(116,604)
				$577,902
A21

AST MFS GROWTH ALLOCATION PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of March 31, 2020 (unaudited)
Forward foreign currency exchange contracts outstanding at March 31, 2020:
Purchase Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation	Unrealized Depreciation
OTC Forward Foreign Currency Exchange Contracts:
Australian Dollar,
Expiring 05/22/20	Citibank, N.A.	AUD	572	$331,052	$351,695	$20,643	$—
Brazilian Real,
Expiring 04/02/20	Goldman Sachs International	BRL	104	20,005	20,012	7	—
Expiring 04/02/20	Goldman Sachs International	BRL	104	20,005	20,012	7	—
Expiring 04/02/20	JPMorgan Chase Bank, N.A.	BRL	476	111,374	91,595	—	(19,779)
Expiring 04/02/20	JPMorgan Chase Bank, N.A.	BRL	267	51,359	51,378	19	—
Canadian Dollar,
Expiring 05/22/20	Morgan Stanley Capital Services LLC	CAD	533	370,643	378,612	7,969	—
Colombian Peso,
Expiring 04/02/20	Barclays Bank PLC	COP	222,692	63,492	54,815	—	(8,677)
Expiring 04/02/20	Morgan Stanley Capital Services LLC	COP	156,608	38,290	38,548	258	—
Expiring 04/13/20	Barclays Bank PLC	COP	224,142	67,620	55,128	—	(12,492)
Expiring 04/13/20	Goldman Sachs International	COP	96,655	29,149	23,772	—	(5,377)
Czech Koruna,
Expiring 05/22/20	BNP Paribas S.A.	CZK	2,582	110,817	103,944	—	(6,873)
Euro,
Expiring 05/22/20	BNP Paribas S.A.	EUR	136	155,231	150,299	—	(4,932)
Expiring 05/22/20	Goldman Sachs International	EUR	1,178	1,287,937	1,301,962	14,025	—
Expiring 05/22/20	Goldman Sachs International	EUR	82	88,294	90,322	2,028	—
Expiring 05/22/20	JPMorgan Chase Bank, N.A.	EUR	184	201,871	203,346	1,475	—
Expiring 05/22/20	Merrill Lynch International	EUR	95	106,644	105,503	—	(1,141)
Expiring 05/22/20	UBS AG	EUR	110	118,049	121,607	3,558	—
Indonesian Rupiah,
Expiring 04/13/20	Barclays Bank PLC	IDR	1,239,160	88,880	76,130	—	(12,750)
Expiring 04/13/20	Barclays Bank PLC	IDR	564,019	40,924	34,651	—	(6,273)
Expiring 04/13/20	JPMorgan Chase Bank, N.A.	IDR	1,165,417	75,344	71,599	—	(3,745)
Expiring 04/13/20	JPMorgan Chase Bank, N.A.	IDR	470,925	32,200	28,932	—	(3,268)
Malaysian Ringgit,
Expiring 04/06/20	Morgan Stanley Capital Services LLC	MYR	236	54,973	54,820	—	(153)
Mexican Peso,
Expiring 05/22/20	State Street Bank & Trust Company	MXN	990	50,982	41,410	—	(9,572)
Russian Ruble,
Expiring 05/12/20	JPMorgan Chase Bank, N.A.	RUB	2,777	37,800	35,349	—	(2,451)
Expiring 05/12/20	JPMorgan Chase Bank, N.A.	RUB	1,835	23,082	23,358	276	—
South Korean Won,
Expiring 04/16/20	Barclays Bank PLC	KRW	84,179	72,990	69,135	—	(3,855)
Expiring 04/16/20	Barclays Bank PLC	KRW	54,579	47,325	44,825	—	(2,500)
Expiring 04/16/20	JPMorgan Chase Bank, N.A.	KRW	58,529	50,748	48,069	—	(2,679)
				$3,747,080	$3,690,828	50,265	(106,517)

Sale Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation	Unrealized Depreciation
OTC Forward Foreign Currency Exchange Contracts:
Australian Dollar,
Expiring 05/22/20	Morgan Stanley Capital Services LLC	AUD	612	$402,033	$376,554	$25,479	$—
Brazilian Real,
Expiring 04/02/20	Goldman Sachs International	BRL	104	24,026	20,012	4,014	—
Expiring 04/02/20	Goldman Sachs International	BRL	104	23,693	20,012	3,681	—
Expiring 04/02/20	JPMorgan Chase Bank, N.A.	BRL	476	91,561	91,594	—	(33)
Expiring 04/02/20	JPMorgan Chase Bank, N.A.	BRL	267	62,493	51,378	11,115	—
Canadian Dollar,
Expiring 05/22/20	Citibank, N.A.	CAD	563	423,245	400,304	22,941	—
Colombian Peso,
Expiring 04/02/20	Goldman Sachs International	COP	201,945	52,440	49,709	2,731	—
A22

AST MFS GROWTH ALLOCATION PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of March 31, 2020 (unaudited)
Forward foreign currency exchange contracts outstanding at March 31, 2020 (continued):
Sale Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation	Unrealized Depreciation
OTC Forward Foreign Currency Exchange Contracts (cont’d.):
Colombian Peso (cont’d.),
Expiring 04/02/20	JPMorgan Chase Bank, N.A.	COP	177,355	$43,131	$43,655	$—	$(524)
Expiring 04/13/20	JPMorgan Chase Bank, N.A.	COP	164,188	48,078	40,381	7,697	—
Expiring 04/13/20	Morgan Stanley Capital Services LLC	COP	156,608	38,267	38,518	—	(251)
Czech Koruna,
Expiring 05/22/20	JPMorgan Chase Bank, N.A.	CZK	2,582	114,327	103,944	10,383	—
Euro,
Expiring 05/22/20	State Street Bank & Trust Company	EUR	1,374	1,504,219	1,518,929	—	(14,710)
Indonesian Rupiah,
Expiring 04/13/20	Barclays Bank PLC	IDR	1,324,489	96,208	81,372	14,836	—
Expiring 04/13/20	Barclays Bank PLC	IDR	328,782	23,705	20,200	3,505	—
Expiring 04/13/20	JPMorgan Chase Bank, N.A.	IDR	923,134	63,708	56,714	6,994	—
Expiring 04/13/20	JPMorgan Chase Bank, N.A.	IDR	863,116	60,400	53,027	7,373	—
Malaysian Ringgit,
Expiring 04/03/20	Morgan Stanley Capital Services LLC	MYR	236	54,948	54,725	223	—
Expiring 04/06/20	Barclays Bank PLC	MYR	154	36,687	35,772	915	—
Expiring 04/06/20	Barclays Bank PLC	MYR	82	19,312	19,047	265	—
Expiring 04/13/20	Barclays Bank PLC	MYR	214	47,328	49,716	—	(2,388)
Mexican Peso,
Expiring 05/22/20	BNP Paribas S.A.	MXN	990	44,382	41,410	2,972	—
Russian Ruble,
Expiring 04/13/20	Goldman Sachs International	RUB	3,419	47,372	43,522	3,850	—
Expiring 05/12/20	Goldman Sachs International	RUB	5,210	71,872	66,329	5,543	—
South Korean Won,
Expiring 04/16/20	JPMorgan Chase Bank, N.A.	KRW	111,285	94,735	91,396	3,339	—
Expiring 04/16/20	JPMorgan Chase Bank, N.A.	KRW	85,469	73,251	70,194	3,057	—
				$3,561,421	$3,438,414	140,913	(17,906)
						$191,178	$(124,423)
Credit default swap agreements outstanding at March 31, 2020:
Reference Entity/ Obligation	Termination Date	Fixed Rate	Notional Amount (000)#(3)	Implied Credit Spread at March 31, 2020(4)	Value at Trade Date	Value at March 31, 2020	Unrealized Appreciation (Depreciation)
Centrally Cleared Credit Default Swap Agreement on credit indices - Sell Protection(2):
CDX.NA.HY.34.V1	06/20/25	5.000%(Q)	430	6.548%	$(15,018)	$(26,715)	$(11,697)
The Portfolio entered into credit default swaps (“CDS”) to provide a measure of protection against defaults or to take an active long or short position with respect to the likelihood of a particular issuer’s default or the reference entity’s credit soundness. CDS contracts generally trade based on a spread which represents the cost a protection buyer has to pay the protection seller. The protection buyer is said to be short the credit as the value of the contract rises the more the credit deteriorates. The value of the CDS contract increases for the protection buyer if the spread increases.
(1)	If the Portfolio is a buyer of protection, it pays the fixed rate. When a credit event occurs, as defined under the terms of that particular swap agreement, the Portfolio will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and make delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.
(2)	If the Portfolio is a seller of protection, it receives the fixed rate. When a credit event occurs, as defined under the terms of that particular swap agreement, the Portfolio will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.
A23

AST MFS GROWTH ALLOCATION PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of March 31, 2020 (unaudited)
(3)	Notional amount represents the maximum potential amount the Portfolio could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.
(4)	Implied credit spreads, represented in absolute terms, utilized in determining the fair value of credit default swap agreements where the Portfolio is the seller of protection as of the reporting date serve as an indicator of the current status of the payment/ performance risk and represent the likelihood of risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include up-front payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood of risk of default or other credit event occurring as defined under the terms of the agreement.
Other information regarding the Portfolio is available in the Portfolio’s most recent Report to Shareholders. This information is available on the Securities and Exchange Commission’s website (www.sec.gov).
A24